SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-11419
File No. 811-04997

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 37	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 37

DELAWARE GROUP EQUITY FUNDS V
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public offering:	March 28, 2008

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (March 28, 2008) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 37 to Registration File No. 033-11419 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Prospectus

Value equity

Delaware Dividend Income Fund
(Class A, Class B, Class C, Class R)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Dividend Income Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	10
Disclosure of portfolio holdings information	14

Who manages the Fund	page 15
Investment manager	15
Portfolio managers	15
Manager of managers structure	18
Who’s who?	18

About your account	page 20
Investing in the Fund	20
Choosing a share class	20
Dealer compensation	25
Payments to intermediaries	26
How to reduce your sales charge	27
Waivers of contingent deferred sales charges	29
How to buy shares	31
Fair valuation	32
Retirement plans	33
Document delivery	33
How to redeem shares	33
Account minimums	34
Special services	35
Frequent trading of Fund shares	36
Dividends, distributions, and taxes	39
Certain management considerations	41

Financial highlights	page 42

Contact Information	page 53

Profile

Delaware Dividend Income Fund

What are the Fund’s investment objectives?

Delaware Dividend Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. Although the Fund will strive to meet its investment objectives, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in income generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment-grade fixed income securities, and U.S. Government securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock and bond prices, which could be caused by a drop in the stock market, economic recession, poor performance from particular companies or sectors, or increases in interest rates.

The Fund may invest up to 45% of its net assets in high yield, higher risk corporate bonds, commonly known as “junk bonds.” High yield bonds are rated below investment grade and, therefore, it is more likely that the issuing company may be unable to make payments on interest and principal, particularly under adverse economic conditions.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 10.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking growth potential combined with regular income

  Investors seeking supplemental quarterly income from an investment that also offers possible protection against inflation

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

  Investors seeking an investment primarily in fixed income securities

1

Profile

Delaware Dividend Income Fund

How has Delaware Dividend Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, Class B, Class C, and Class R shares for the one, five, and 10-year or lifetime periods, as applicable. Prior to October 1, 2003, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 3 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.21% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.47% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

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Average annual returns for periods ending 12/31/07

			10 years or
	1 year	5 years	Lifetime**
Class A return before taxes	(9.47%)	8.84%	6.14%
Class A return after taxes on distributions	(11.05%)	7.62%	4.32%
Class A return after taxes on distributions
and sale of Fund shares	(5.61%)	7.07%	4.21%
Class B return before taxes*	(8.25%)	N/A	6.91%
Class C return before taxes*	(5.55%)	N/A	7.33%
Class R return before taxes	(4.17%)	N/A	7.84%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.82%	5.91%

The Fund’s returns above are compared to the performance of the S&P 500 Index, which is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be (4.65%) and 7.34% for the one-year and lifetime periods, respectively, and the returns for Class C would be (4.65%) and 7.33% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Index returns shown are for 10 years because the Fund’s Class A shares commenced operations more than 10 years ago. The inception date for the Class B, Class C, and Class R shares of the Fund was October 1, 2003. The Index return for the Class B, Class C, and Class R shares’ lifetime was 10.37%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class B, Class C, and Class R lifetime reflects the return from October 31, 2003 through December 31, 2007.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

Class	A	B	C	R
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price or
redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]	none
Maximum sales charge (load) imposed
on reinvested dividends	none	none	none	none
Redemption fees	none	none	none	none
Exchange fees[4]	none	none	none	none

Annual fund operating expenses are deducted from the Fund’s assets.

Class	A	B	C	R
Management fees[5]	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	0.30%[6]	1.00%	1.00%	0.60%[6]
Other expenses	0.24%	0.24%	0.24%	0.24%
Total annual fund operating expenses	1.17%	1.87%	1.87%	1.47%
Fee waivers and payments	(0.05%)	N/A	N/A	(0.10%)
Net expenses	1.12%	1.87%	1.87%	1.37%

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

4 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

4

5 The investment manager (Manager) has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 0.75% of Delaware Dividend Income Fund’s average daily net assets from April 1, 2008 until such time as the waiver is discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply only to expenses paid directly by the Fund. The fees and expenses shown in the table above do not reflect the voluntary caps. The following table shows the Fund’s operating expenses and reflects the Manager’s voluntary fee waivers and payments, and the distributor’s contractual fee waivers (as described below), as applicable:

Class	A	B	C	R
Management fees	0.51%	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%
Other expenses[7]	0.24%	0.24%	0.24%	0.24%
Total annual fund operating expenses	1.00%	1.75%	1.75%	1.25%

6 The Fund’s distributor (Distributor) has contracted to limit the Class A shares’ and Class R shares’ 12b-1 fees from April 1, 2008 through March 31, 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. For Class A and Class R shares, this example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. For Class B and Class C shares, this example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

	(if redeemed)			(if redeemed)
Class	A	B1	B1	C	C	R
1 year	$683	$190	$590	$190	$290	$139
3 years	$921	$588	$863	$588	$588	$455
5 years	$1,177	$1,011	$1,236	$1,011	$1,011	$793
10 years	$1,910	$2,008	$2,008	$2,190	$2,190	$1,749

1 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

5

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objectives.

The Fund invests primarily in a combination of income generating equity and debt securities including, but not limited to, dividend-paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, non-convertible debt securities, high yield, high-risk securities, investment-grade fixed income securities, U.S. Government securities, and foreign equity and fixed income securities.

Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income generating equity securities. In making investments in income generating equity securities, the Fund may invest an unlimited portion of its total assets in convertible securities without regard to credit quality. While debt securities may comprise up to 50% of the Fund's total assets, no more than 45% of the Fund's total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund's total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 20% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 5% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Within the percentage guidelines noted above, the Manager will determine the proportion of the Fund’s assets that will be allocated to income generating equity securities and equity equivalents and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investments in such asset classes. It is expected that the proportion of the Fund’s total assets invested in income generating equity securities and equity equivalent securities will vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities will correspondingly vary from 0% to 50% of the Fund’s total assets.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive at least 60 days’ notice before the change in the objective became effective.

6

The securities we typically invest in

Generally, the Fund invests between 50% and 100% of its assets in income generating equity securities. Equity securities offer investors the potential for capital appreciation, and may pay dividends as well. In addition, up to 50% of the Fund's assets may be invested in debt securities, of which no more than 45% can include high yield bonds. Debt securities generally offer the potential for greater income payments than equity securities, and also may provide capital appreciation. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Fund may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	How the Fund uses them: We may invest without limit in common stocks, one category of income-generating equity securities.

Convertible securities

Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities typically offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Fund uses them: We may invest without limit in convertible securities, another category of income generating equity securities. These securities may be of any credit quality, including those rated below investment grade by a nationally recognized statistical rating organization (NRSRO) or those that are unrated but deemed equivalent to non-investment grade.

Real estate investment trusts (REITs)

A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of the fund and indirectly shares similar expenses of the REITs.

How the Fund uses them: We may invest without limit in REITs, another category of income generating equity securities.

7

How we manage the Fund

High yield corporate bonds (junk bonds)

Securities that are rated lower than investment grade by an NRSRO or, if unrated, that we believe are of comparable quality. These securities are considered to be of poor standing and predominately speculative.

How the Fund uses them: We may invest up to 45% of the Fund’s net assets in high yield corporate bonds, typically those rated BBB or lower by an NRSRO.

Foreign securities

Securities of issuers organized, having a majority of their assets, or deriving a majority of their operating income, in foreign countries. Investments in foreign securities include investments in American Depositary Receipts (ADRs), which are receipts issued by a depositary (usually a U.S. bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are generally denominated in U.S. dollars and are bought and sold on a U.S. stock exchange in the same manner as U.S. securities.

How the Fund uses them: We may invest up to 20% of the Fund’s net assets in foreign equity and debt securities.

Investment company securities

In some cases, a fund will purchase shares of investment companies to gain exposure to certain market sectors or indexes. Such investment companies may include exchange-traded funds (ETFs). We generally intend to invest in ETFs that seek to track the performance of specific industry sectors or broad market indexes by investing primarily in securities that comprise the sector or industry. Such investment companies may be open-end or closed-end, registered or unregistered investment companies. These investments involve an indirect payment by a fund’s shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

How the Fund uses them: We may invest up to 10% of the Fund’s total assets in investment company securities if they are believed to offer good investment opportunities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	How the Fund uses them: Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

8

Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Credit default swap agreements

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

How the Fund uses them: We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Loan participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Fund uses them: The Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. The Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. The Fund will not use loan participations for reasons inconsistent with its investment objective.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

9

How we manage the Fund

Lending securities

We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending bank on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these instruments, it may be unable to achieve its investment objective.

Portfolio turnover

We do not anticipate that the Fund’s annual portfolio turnover will be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We invest in several different asset classes, including both equity and fixed income, which tend to increase and decrease in value in different economic and investment conditions. We also maintain a long-term investment approach and focus on securities that we believe can perform well over an extended period of time regardless of interim market fluctuations.

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities for the portfolio.

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry and in any individual security or issuer. We also follow a rigorous selection process when choosing securities for the portfolio.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but

11

How we manage the Fund

we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund’s investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. Each business day, we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash and other liquid securities to cover that amount.

Credit risk

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

How the Fund strives to manage it: We carefully evaluate the financial situation of each entity whose bonds are held in the portfolio. We also tend to hold a relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal. This is a substantial risk for the Fund because it may invest up to 45% of net assets in fixed income securities rated below investment grade.

Real estate risk

Real estate risk is the risk that REITs held in the portfolio will be affected by a decline in the value of real estate, unfavorable national or regional economic conditions, lack of mortgage availability, overbuilding, declining rents, and changes in interest rates.	How the Fund strives to manage it: We may invest a substantial portion of the Fund’s assets in REITs, which generally offer high income potential. We carefully select REITs based on the quality of their management and their ability to generate substantial cash flow, which we believe can help to shield them from some of the risks involved with real estate investing.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We typically invest no more than 20% of the

Fund’s portfolio in foreign corporations often through ADRs. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. We may use hedging techniques to help offset potential foreign currency losses.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Loans and other direct indebtedness

Loans and other direct indebtedness risk involves the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto a fund amounts payable with respect to the loan and to enforce a fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a fund.

How the Fund strives to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities are illiquid, these would be subject to the Fund’s restrictions on illiquid securities.

 13

How we manage the Fund

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in a portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives.

Disclosure of portfolio holdings information A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the

Fund, the Manager was paid an aggregate fee, net of fee waivers, of 0.51% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio managers

Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn and have primary responsibility for making day-to-day investment decisions for the equity portion of the Fund. Mr. Andres has been managing the Fund since its inception. Messrs. Nutt, Lombardi, and Vogel assumed responsibility for the Fund in March 2005, Mr. Zenouzi assumed responsibility for the Fund in May 2006, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund in October 2006.

Thomas H. Chow and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the fixed income portion of the Fund. Mr. Chow assumed responsibility for the Fund in May 2007 and Mr. Loome assumed responsibility for the Fund in August 2007.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He rejoined Delaware Investments in May 2006. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Damon J. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed

15

Who manages the Fund

investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity
D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of the CFA Society of Philadelphia.

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Nashira S. Wynn, Vice President, Portfolio Manager
Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco

Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

The Fund’s SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

17

Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of

Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board of trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most investment management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

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Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class:
Class A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fees for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

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	Sales charge	Sales charge
Amount of purchase	as % of offering price	as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but under $100,000	4.75%	5.41%
$100,000 but under $250,000	3.75%	4.31%
$250,000 but under $500,000	2.50%	3.00%
$500,000 but under $1 million	2.00%	2.44%
$1 million or more	None	None
	(Limited CDSC may apply)*	(Limited CDSC may apply)*

*	There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed of Class B shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, and subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the Prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess

21

About your account

certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “calculation of contingent deferred sales charges — Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than

12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

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  Under certain circumstances the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fees for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

23

About your account

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of October 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1,000,000	1.60%	—	—	—
$1,000,000 but less than $5,000,000	1.00%	—	—	—
$5,000,000 but less than $25,000,000	0.50%	—	—	—
$25,000,000 or more	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.25% from April 1, 2008 through March 31, 2009.

2 On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon the sale of Class C shares.

4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of the average daily net assets invested in Class R. However, the Distributor has contracted to limit this amount to 0.50% from April 1, 2008 through March 31, 2009. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. Class R shares have no sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent and rights of accumulation

How they work: Through a letter of Intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A: Available

Classes B and C: Although the letter of intent and rights of accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Reinvestment of redeemed shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Classes B and C: Not available

SIMPLE IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

How they work: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A: Available

Classes B and C: There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

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About your account

Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12 month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A*, B, and C: Available

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A*, B, and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A: Available

Classes B and C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A: Available

Classes B and C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan** (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the

Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A*, B, and C: Available

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes A*, B, and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A: Available

Classes B and C: Not available

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A*, B, and C: Available

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform

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About your account

Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A*, B, and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A and C: Available

Class B: Not available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

See “Buying Class A shares at Net Asset Value” above.

Class A: Available

Classes B and C: Not available

*The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Fund for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is

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normally 4 p.m. Eastern time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (business day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each business day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that

Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem Fund shares We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household unless you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

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Special services To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investing plan

The automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Systematic exchange exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through our dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B or Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that

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you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. There is a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through our systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher

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level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the

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Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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About your account

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

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Receipt of Excess Inclusion Income by the Fund
Income received by the Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” The Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

41

Financial highlights

Delaware Dividend Income Fund Class A shares

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Class A shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and the Distributor. Performance would have been lower had the expense limitation not been in effect.

42

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

				Year ended
				11/30
2007	2006	2005	2004	2003
$12.590	$11.140	$11.050	$10.210	$9.030

0.456	0.422	0.450	0.345	0.450
(0.529)	1.551	0.081	0.891	1.213
(0.073)	1.973	0.531	1.236	1.663

(0.426)	(0.457)	(0.360)	(0.362)	(0.483)
(0.061)	(0.066)	(0.081)	(0.034)	—
(0.487)	(0.523)	(0.441)	(0.396)	(0.483)

$12.030	$12.590	$11.140	$11.050	$10.210

(0.72% )	18.34%	4.89%	12.38%	19.45%

$450,620	$398,124	$285,159	$105,253	$5,821
1.00%	1.01%	1.00%	1.00%	0.79%

1.17%	1.23%	1.27%	1.32%	2.05%
3.60%	3.64%	4.05%	3.26%	4.69%

3.43%	3.42%	3.78%	2.94%	3.43%
52%	51%	85%	95%	212%

43

Financial highlights

Delaware Dividend Income Fund Class B shares

Class B shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

44

			Year ended	10/1/03	[3]
			11/30	through
2007	2006	2005	2004	11/30/03
$12.580	$11.130	$11.040	$10.200	$9.950

0.360	0.335	0.367	0.267	0.051
(0.528)	1.552	0.079	0.889	0.199
(0.168)	1.887	0.446	1.156	0.250

(0.331)	(0.371)	(0.275)	(0.282)	—
(0.061)	(0.066)	(0.081)	(0.034)	—
(0.392)	(0.437)	(0.356)	(0.316)	—

$12.020	$12.580	$11.130	$11.040	$10.200

(1.38% )	17.46%	4.09%	11.54%	2.51%

$78,235	$77,757	$57,904	$32,165	$2,125
1.75%	1.76%	1.75%	1.75%	1.75%

1.87%	1.93%	1.97%	2.02%	4.10%
2.85%	2.89%	3.30%	2.51%	3.65%

2.73%	2.72%	3.08%	2.25%	1.30%
52%	51%	85%	95%	212%	[4]

45

Financial highlights

Delaware Dividend Income Fund Class C shares

Class C shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

46

			Year ended	10/1/03	[3]
			11/30	through
2007	2006	2005	2004	11/30/03
$12.580	$11.130	$11.040	$10.200	$9.950

0.360	0.335	0.367	0.267	0.051
(0.518)	1.552	0.079	0.889	0.199
(0.158)	1.887	0.446	1.156	0.250

(0.331)	(0.371)	(0.275)	(0.282)	—
(0.061)	(0.066)	(0.081)	(0.034)	—
(0.392)	(0.437)	(0.356)	(0.316)	—

$12.030	$12.580	$11.130	$11.040	$10.200

(1.38% )	17.46%	4.09%	11.53%	2.51%

$402,782	$269,274	$165,663	$82,083	$4,341
1.75%	1.76%	1.75%	1.75%	1.75%

1.87%	1.93%	1.97%	2.02%	4.10%
2.85%	2.89%	3.30%	2.52%	3.65%

2.73%	2.72%	3.08%	2.25%	1.30%
52%	51%	85%	95%	212%	[4]

47

Financial highlights

Delaware Dividend Income Fund Class R shares

Class R shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the Manager and the Distributor. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

48

		Year ended		10/1/03	[3]
			11/30	through
2007	2006	2005	2004	11/30/03
$12.580	$11.130	$11.040	$10.220	$9.950

0.424	0.394	0.416	0.308	0.056
(0.528)	1.551	0.078	0.879	0.214
(0.104)	1.945	0.494	1.187	0.270

(0.395)	(0.429)	(0.323)	(0.333)	—
(0.061)	(0.066)	(0.081)	(0.034)	—
(0.456)	(0.495)	(0.404)	(0.367)	—

$12.020	$12.580	$11.130	$11.040	$10.220

(0.88% )	18.06%	4.55%	11.86%	2.71%

$6,220	$4,275	$1,429	$373	$3
1.25%	1.26%	1.30%	1.35%	1.35%

1.47%	1.53%	1.57%	1.62%	3.70%
3.35%	3.39%	3.75%	2.89%	4.05%

3.13%	3.12%	3.48%	2.62%	1.70%
52%	51%	85%	95%	212%	[4]

49

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

50

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:
–	For fund information, literature, price, yield and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Delaphone Service 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.
Delaware Dividend Income Fund symbols

	CUSIP	Nasdaq
Class A	24610B107	DDIAX
Class B	24610B206	DDDBX
Class C	24610B305	DDICX
Class R	24610B842	DDDRX

53

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-129 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-018 PO 12711

Prospectus

Value equity

Delaware Dividend Income Fund
(Institutional Class)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Dividend Income Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	10
Disclosure of portfolio holdings information	14

Who manages the Fund	page 15
Investment manager	15
Portfolio managers	15
Manager of managers structure	18
Who’s who?	18

About your account	page 20
Investing in the Fund	20
Payments to intermediaries	20
How to buy shares	21
Fair valuation	22
Document delivery	23
How to redeem shares	23
Account minimum	24
Exchanges	24
Frequent trading of Fund shares	24
Dividends, distributions, and taxes	27
Certain management considerations	29

Financial highlights	page 30

Contact information	page 37

Profile

Delaware Dividend Income Fund

What are the Fund’s investment objectives?

Delaware Dividend Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. Although the Fund will strive to meet its investment objectives, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in income generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment-grade fixed income securities, and U.S. Government securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock and bond prices, which could be caused by a drop in the stock market, economic recession, poor performance from particular companies or sectors, or increases in interest rates.

The Fund may invest up to 45% of its net assets in high yield, higher risk corporate bonds, commonly known as “junk bonds.” High yield bonds are rated below investment grade and, therefore, it is more likely that the issuing company may be unable to make payments on interest and principal, particularly under adverse economic conditions.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 10.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking growth potential combined with regular income

  Investors seeking supplemental quarterly income from an investment that also offers possible protection against inflation

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

  Investors seeking an investment primarily in fixed income securities

1

Profile

Delaware Dividend Income Fund

How has Delaware Dividend Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of Institutional Class shares for the one-, five-, and 10-year periods. Prior to October 1, 2003, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 12.21% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.48% for the quarter ended September 30, 1998.

2

Average annual returns for periods ending 12/31/07

	1 year	5 years	10 years
Return before taxes	(3.69%)	10.37%	6.90%
Return after taxes on distributions	(5.45%)	9.06%	5.03%
Return after taxes on distributions
and sale of Fund shares	(1.81%)	8.38%	4.87%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.82%	5.91%

The Fund’s returns above are compared to the performance of the S&P 500 Index, which is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed on purchases
as a percentage of offering price	none
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or redemption price,
whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund’s assets.

Institutional Class
Management fees[2]	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.87%

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager (Manager) has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 0.75% of Delaware Dividend Income Fund’s average daily net assets from April 1, 2008 until such time as the waiver is discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply

4

    only to expenses paid directly by the Fund. The fees and expenses shown in the table above do not reflect the voluntary caps. The following table shows the Fund’s operating expenses and reflects the Manager’s voluntary fee waivers and payments, and the distributor’s contractual fee waivers (as described below), as applicable:

Class	Institutional Class
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.75%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
1 year	$89
3 years	$278
5 years	$482
10 years	$1,073

5

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objectives.

The Fund invests primarily in a combination of income generating equity and debt securities including, but not limited to, dividend-paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, non-convertible debt securities, high yield, high-risk securities, investment-grade fixed income securities, U.S. Government securities, and foreign equity and fixed income securities.

Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income generating equity securities. In making investments in income generating equity securities, the Fund may invest an unlimited portion of its total assets in convertible securities without regard to credit quality. While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 20% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 5% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Within the percentage guidelines noted above, the Manager will determine the proportion of the Fund’s assets that will be allocated to income generating equity securities and equity equivalents and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investments in such asset classes. It is expected that the proportion of the Fund’s total assets invested in income generating equity securities and equity equivalent securities will vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities will correspondingly vary from 0% to 50% of the Fund’s total assets.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive at least 60 days’ notice before the change in the objective became effective.

6

The securities we typically invest in

Generally, the Fund invests between 50% and 100% of its assets in income generating equity securities. Equity securities offer investors the potential for capital appreciation, and may pay dividends as well. In addition, up to 50% of the Fund’s assets may be invested in debt securities, of which no more than 45% can include high yield bonds. Debt securities generally offer the potential for greater income payments than equity securities, and also may provide capital appreciation. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Fund may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	How the Fund uses them: We may invest without limit in common stocks, one category of income-generating equity securities.

Convertible securities

Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities typically offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Fund uses them: We may invest without limit in convertible securities, another category of income generating equity securities. These securities may be of any credit quality, including those rated below investment grade by a nationally recognized statistical rating organization (NRSRO) or those that are unrated but deemed equivalent to non-investment grade.

Real estate investment trusts (REITs)

A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of the fund and indirectly shares similar expenses of the REITs.

How the Fund uses them: We may invest without limit in REITs, another category of income generating equity securities.

7

How we manage the Fund

High yield corporate bonds (junk bonds)

Securities that are rated lower than investment grade by an NRSRO or, if unrated, that we believe are of comparable quality. These securities are considered to be of poor standing and predominately speculative.

How the Fund uses them: We may invest up to 45% of the Fund’s net assets in high yield corporate bonds, typically those rated BBB or lower by an NRSRO.

Foreign securities

Securities of issuers organized, having a majority of their assets, or deriving a majority of their operating income, in foreign countries. Investments in foreign securities include investments in American Depositary Receipts (ADRs), which are receipts issued by a depositary (usually a U.S. bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are generally denominated in U.S. dollars and are bought and sold on a U.S. stock exchange in the same manner as U.S. securities.

How the Fund uses them: We may invest up to 20% of the Fund’s net assets in foreign equity and debt securities.

Investment company securities

In some cases, a fund will purchase shares of investment companies to gain exposure to certain market sectors or indexes. Such investment companies may include exchange-traded funds (ETFs). We generally intend to invest in ETFs that seek to track the performance of specific industry sectors or broad market indexes by investing primarily in securities that comprise the sector or industry. Such investment companies may be open-end or closed-end, registered or unregistered investment companies. These investments involve an indirect payment by a fund’s shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

How the Fund uses them: We may invest up to 10% of the Fund’s total assets in investment company securities if they are believed to offer good investment opportunities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

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Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Credit default swap agreements

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

How the Fund uses them: We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Loan Participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Fund uses them: The Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. The Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. The Fund will not use loan participations for reasons inconsistent with its investment objective.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

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How we manage the Fund

Lending securities

We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending bank on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, it may be unable to achieve its investment objective.

Portfolio turnover

We do not anticipate that the Fund’s annual portfolio turnover will be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We invest in several different asset classes, including both equity and fixed income, which tend to increase and decrease in value in different economic and investment conditions. We also maintain a long-term investment approach and focus on securities that we believe can perform well over an extended period of time regardless of interim market fluctuations.

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities for the portfolio.

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry and in any individual security or issuer. We also follow a rigorous selection process when choosing securities for the portfolio.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

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How we manage the Fund

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund’s investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. Each business day, we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash and other liquid securities to cover that amount.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

How the Fund strives to manage it: We do not try to increase return by predicting and aggressively capitalizing on interest rate moves. We monitor economic conditions and make adjustments as necessary to guard against undue risk from interest rate changes.

Credit risk

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

How the Fund strives to manage it: We carefully evaluate the financial situation of each entity whose bonds are held in the portfolio. We also tend to hold a relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal. This is a substantial risk for the Fund because it may invest up to 45% of net assets in fixed income securities rated below investment grade.

Real estate risk

Real estate risk is the risk that REITs held in the portfolio will be affected by a decline in the value of real estate, unfavorable national or regional economic conditions, lack of mortgage availability, overbuilding, declining rents, and changes in interest rates.

How the Fund strives to manage it: We may invest a substantial portion of the Fund’s assets in REITs, which generally offer high income potential. We carefully select REITs based on the quality of their management and their ability to generate substantial cash flow, which we believe can help to shield them from some of the risks involved with real estate investing.

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Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We typically invest no more than 20% of the

Fund’s portfolio in foreign corporations often through ADRs. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. We may use hedging techniques to help offset potential foreign currency losses.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Loans and other direct indebtedness

Loans and other direct indebtedness risk involves the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand.

These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto a fund amounts payable with respect to the loan and to enforce a fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. The

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How we manage the Fund

highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a fund.

How the Fund strives to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities are illiquid, these would be subject to the Fund’s restrictions on illiquid securities.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in a portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the

Fund, the Manager was paid an aggregate fee, net of waivers, of 0.51% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio managers

Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn and have primary responsibility for making day-to-day investment decisions for the equity portion of the Fund. Mr. Andres has been managing the Fund since its inception. Messrs. Nutt, Lombardi, and Vogel assumed responsibility for the Fund in March 2005, Mr. Zenouzi assumed responsibility for the Fund in May 2006, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund in October 2006.

Thomas H. Chow and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the fixed income portion of the Fund. Mr. Chow assumed responsibility for the Fund in May 2007 and Mr. Loome assumed responsibility for the Fund in August 2007.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and

Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He rejoined Delaware Investments in May 2006. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Damon J. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree

15

Who manages the Fund

in business administration with an emphasis in finance and accounting from the University of Richmond.

D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity
D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of the CFA Society of Philadelphia.

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Nashira S. Wynn, Vice President, Portfolio Manager
Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco

Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of

Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board of trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most investment management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler:
Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (the Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of Institutional Class shares is restricted to investment managers that are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code as amended (Code) for which the Fund’s Manager, Distributor, service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; and

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to

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the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your

Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI, which is available upon request.

How to buy shares

By mail	By wire

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. Eastern time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail	By telephone

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

23

About your account

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another Delaware Investments® Fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments®

Fund, other than Delaware Cash Reserve Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in

 24

any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales

 25

About your account

or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (normally, 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

 26

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on

27

About your account

the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no

28

longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

Receipt of Excess Inclusion Income by the Fund
Income received by the Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” The Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

29

Financial highlights

Delaware Dividend Income Fund

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Institutional Class shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

30

This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

Year Ended
				11/30
2007	2006	2005	2004	2003
$12.600	$11.140	$11.050	$10.220	$9.030

0.488	0.452	0.477	0.371	0.453
(0.528)	1.559	0.082	0.882	1.220
(0.040)	2.011	0.559	1.253	1.673

(0.459)	(0.485)	(0.388)	(0.389)	(0.483)
(0.061)	(0.066)	(0.081)	(0.034)	—
(0.520)	(0.551)	(0.469)	(0.423)	(0.483)

$12.040	$12.600	$11.140	$11.050	$10.220

(0.46% )	18.72%	5.16%	12.55%	19.56%

$5,384	$2,656	$941	$102	$3,879
0.75%	0.76%	0.75%	0.75%	0.75%

0.87%	0.93%	0.97%	1.02%	1.75%
3.85%	3.89%	4.30%	3.49%	4.73%

3.73%	3.72%	4.08%	3.22%	3.73%
52%	51%	85%	95%	212%

31

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

32

Contact information

  Web Site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 362-7500

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

	CUSIP	Nasdaq
Delaware Dividend Income Fund symbols (Institutional Class)	24610B404	DDIIX

37

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments. com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-132 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-019 PO 12712

Prospectus

Core equity

Delaware Small Cap Core Fund
(Class A, Class C, Class R)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Small Cap Core Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	11

Who manages the Fund	page 12
Investment manager	12
Portfolio managers	12
Manager of managers structure	14
Who’s who?	14

About your account	page 16
Investing in the Fund	16
Choosing a share class	16
Dealer compensation	19
Payments to intermediaries	20
How to reduce your sales charge	21
Waivers of contingent deferred sales charges	23
How to buy shares	25
Fair valuation	26
Retirement plans	27
Document delivery	27
How to redeem shares	27
Account minimums	29
Special services	29
Frequent trading of Fund shares	31
Dividends, distributions, and taxes	34
Certain management considerations	35

Financial highlights	page 36

Contact information	page 45

Profile

Delaware Small Cap Core Fund

What is the Fund’s Investment objective?

Delaware Small Cap Core Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in stocks of small companies that we believe have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal conditions, at least 80% of the Fund’s net assets will be invested in small-cap companies (the 80% policy). The Fund considers a company to be “small cap” if its market capitalization is within a range greater than the lower capitalization threshold of the Russell 2000 Index up to a market capitalization of $3 billion. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. The smaller companies that the Fund may invest in may involve greater risk than other companies due to their size, narrower lines of products and services, limited financial resources, and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its assets at the time of purchase), a strategy that may increase volatility.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of the investing in the Fund” on page 9.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

1

Profile

Delaware Small Cap Core Fund

How has Delaware Small Cap Core Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the annual returns for the Fund’s Class A Shares have varied over the past nine calendar years, as well as the average annual returns of Class A, C, and R Shares for the one-year, five-year, and lifetime periods, as applicable. Prior to August 1, 2005, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

On November 1, 2004, the Fund’s strategy and management changed. The new management team retained the Fund’s small-cap focus by investing primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects, and strong cash flows.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

2

Average annual returns for periods ending 12/31/07

	1 year	5 years	Lifetime*
Class A return before taxes	(10.27%)	13.86%	11.71%
Class A return after taxes on distributions	(11.01%)	11.81%	9.67%
Class A return after taxes on distributions
and sale of Fund shares	(6.13%)	11.49%	9.40%
Class C return before taxes**	(6.36%)	N/A	2.80%
Class R return before taxes	(5.01%)	N/A	3.33%
Russell 2000 Index
(reflects no deduction for fees, expenses, or taxes)	(1.57%)	16.25%	8.21%

The Fund’s returns above are compared to the performance of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 2000 Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or Class has existed for less than 10 years. The Index return shown is for the Fund’s Class A lifetime. The inception dates for the Fund’s Class A, Class C, and Class R shares were December 29, 1998, August 1, 2005, and August 1, 2005, respectively. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index returns shown for the Fund’s Class A, C, and R lifetimes reflect returns from December 31, 1998, August 31, 2005, and August 31, 2005, respectively, through December 31, 2007. The Index returns for the lifetime of Class C and Class R was 6.15%.

** Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class C would be -5.46% and 2.80% for the one-year and lifetime periods, respectively.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

Class	A		C		R
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	5.75%		none		none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none[1]		1.00%[2]		none
Maximum sales charge (load) imposed
on reinvested dividends	none		none		none
Redemption fees	none		none		none
Exchange fees[3]	none		none		none

Annual fund operating expenses are deducted from the Fund’s assets.

Class	A		C		R
Management fees[4]	0.75%		0.75%		0.75%
Distribution and service (12b-1) fees	0.30%	[5]	1.00%		0.60%	[5]
Other expenses	0.42%		0.42%		0.42%
Total annual fund operating expenses	1.47%		2.17%		1.77%
Fee waivers and payments	(0.12%	)	(0.07%	)	(0.17%	)
Net expenses	1.35%		2.10%		1.60%

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

3 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

4 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from April 1, 2008 through March 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.10% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

5 The Fund’s distributor, Delaware Distributors, L.P. (the Distributor), has contracted to limit the Class A and Class R shares’ 12b-1 fees from April 1, 2008 through March 31, 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

4

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

			(if redeemed)
Class	A	C	C	R
1 year	$704	$213	$313	$163
3 years	$1,002	$672	$672	$541
5 years	$1,321	$1,158	$1,158	$943
10 years	$2,222	$2,498	$2,498	$2,070

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How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goal.

We strive to identify stocks of small companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow.

The Fund employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company’s industry and its competitive position in that industry. We conduct fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, we apply controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in small-cap companies. While the Fund will generally invest primarily in common stock of small-cap companies, from time to time, the Fund may also invest in convertible securities, futures contracts, options on futures contracts, and warrants.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive notice at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

Common stocks

Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	How the Fund uses them: Generally, we invest 90% to 100% of the Fund’s net assets in these stocks. Under normal circumstances, at least 80% of the Fund’s net assets will be in securities of small-cap companies.

American depositary receipts (ADRs)

Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold in the same way as U.S. securities.	How the Fund uses them: We may hold an unlimited amount of ADRs that are actively traded in the U.S. when we believe they offer greater value and greater appreciation potential than U.S. securities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	How the Fund uses them: Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

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How we manage the Fund

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

Options

Securities that represent a right to buy or sell a security at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. Certain options may be considered to be derivative securities.

How the Fund uses them: We may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. We may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds.

Lending securities

We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued
or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

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Portfolio turnover

We anticipate that the Fund’s annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can perform well over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

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How we manage the Fund

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Small company risk

Small company risk is the risk that prices of smaller company stocks may be more volatile than prices of larger company stocks because of limited financial resources or dependence on narrow product lines.

How the Fund strives to manage it: We maintain a diversified portfolio, select stocks carefully, and monitor them continually.

Because we focus on stocks that are already selling at relatively low prices, we believe we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

Interest rate risk

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. However, investments in equity securities by small-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.	How the Fund strives to manage it: We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We typically invest only a small portion of the Fund’s portfolio in foreign corporations,

often through ADRs. When we do purchase foreign securities, they are often denominated in U.S. dollars. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. We may use hedging techniques to help offset potential foreign currency losses.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be easily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.62% as a percentage of the Fund’s average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio managers

Christopher S. Adams, Francis X. Morris, Michael S. Morris, and Donald G. Padilla have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Adams, Morris, Morris, and Padilla assumed responsibility for the Fund on November 1, 2004.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995, Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a director and past president of The CFA Society of Philadelphia.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Michael S. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

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Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life

401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing a Fund’s sub-advisors and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders would be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board of trustees to be comprised of a majority of such independent Trustees.

These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between it and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the fund’s distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers that have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

15

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge” below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

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	Sales charge	Sales charge
Amount of purchase	as % of offering price	as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but under $100,000	4.75%	5.41%
$100,000 but under $250,000	3.75%	4.31%
$250,000 but under $500,000	2.50%	3.00%
$500,000 but under $1 million	2.00%	2.44%
$1 million or more	None*	None*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

17

About your account

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of August 1, 2005 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $50,000	5.00%	—	—
$50,000 but less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1,000,000	1.60%	—	—
$1,000,000 but less than $5,000,000	1.00%	—	—
$5,000,000 but less than $25,000,000	0.50%	—	—
$25,000,000 or more	0.25%	—	—
12b-1 Fee to Dealer	0.30%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.25% from April 1, 2008 through March 31, 2009.

2 On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.

3 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from April 1, 2008 through March 31, 2009. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Fund holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no sales charges. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent and Rights of accumulation

How they work: Through a letter of intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Through rights of accumulation you can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A: Available

Class C: Although the letter of intent and rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Reinvestment of redeemed shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Class C: Not available

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

How they work: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A: Available

Class C: There is no reduction in sales charges for Class C shares for group purchases by retirement plans.

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About your account

Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A* and C: Available

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A* and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code (Code).

Class A*: Available

Class C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A*: Available

Class C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan** (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

Classes A* and C: Available

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes A* and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A*: Available

Class C: Not available

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About your account

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A* and C: Available

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A* and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A* and C: Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at net asset value” above.

Class A*: Available

Class C: Not available

*The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

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About your account

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. Eastern time, you will pay that day’s closing share price which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem Fund shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Fund anticipates using fair value pricing for securities primarily traded on

U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household unless you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

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About your account

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments. com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

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Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

Special services To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investing plan

The automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Systematic exchange exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through our dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund.

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About your account

The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. There is a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through our systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12%

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of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be	subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the

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About your account

implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation, or dollar cost averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies

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About your account

to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.

Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

34

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S.

estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent. Non-U.S. investors should also be aware that, if such exemption for short-term capital gains expires as scheduled, a significant portion of any gains realized by the Fund as a result of its high turnover rate will be paid in the form of ordinary dividends subject to U.S. withholding.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

35

Financial highlights

Delaware Small Cap Core Fund Class A shares

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Class A shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor. Performance would have been lower had the expense limitation not been in effect.

36

The financial information presented below has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

Year ended
				11/30
2007	2006	2005	2004	2003
$13.030	$11.380	$14.600	$13.080	$10.290

(0.010)	(0.015)	0.022	0.026	0.036
(0.450)	1.895	1.035	2.481	3.350
(0.460)	1.880	1.057	2.507	3.386

—	—	(0.025)	(0.044)	(0.075)
(0.420)	(0.230)	(4.252)	(0.943)	(0.521)
(0.420)	(0.230)	(4.277)	(0.987)	(0.596)

$12.150	$13.030	$11.380	$14.600	$13.080

(3.62% )	16.83%	9.04%	20.62%	35.19%

$41,871	$25,220	$3,863	$20	$13
1.29%	1.26%	1.02%	0.75%	0.75%

1.47%	1.73%	2.53%	1.30%	1.34%
(0.07% )	(0.13% )	0.20%	0.20%	0.33%

(0.25% )	(0.60% )	(1.31% )	(0.35% )	(0.26% )
104%	121%	104%	136%	44%

37

Financial highlights

Delaware Small Cap Core Fund Class C shares

Class C shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] The portfolio turnover is representative of the Fund for the entire year.

38

	Year ended
	11/30	8/1/05[3] to
2007	2006	11/30/05
$12.910	$11.360	$11.590

(0.105)	(0.106)	(0.021)
(0.445)	1.886	(0.209)
(0.550)	1.780	(0.230)

(0.420)	(0.230)	—
(0.420)	(0.230)	—

$11.940	$12.910	$11.360

(4.37% )	15.97%	(1.98%	)

$18,697	$11,777	$866
2.04%	2.01%	2.00%

2.17%	2.43%	5.14%
(0.82% )	(0.88% )	(0.56%	)

(0.95% )	(1.30% )	(3.71%	)
104%	121%	104%	[4]

39

Financial highlights

Delaware Small Cap Core Fund Class R shares

Class R shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

[3] As of November 30, 2005, Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe them to be meaningful.

40

Year ended
11/30
2007	2006[3]
$13.000	$11.360

(0.042)	(0.047)
(0.448)	1.917
(0.490)	1.870

(0.420)	(0.230)
(0.420)	(0.230)

$12.090	$13.000

(3.86% )	16.78%

$3,100	$215
1.54%	1.51%

1.77%	2.03%
(0.32% )	(0.38% )

(0.55% )	(0.90% )
104%	121%

41

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

42

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:
–	For fund information, literature, price, yield, and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.
  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Small Cap Core Fund symbols

	CUSIP	Nasdaq
Class A	24610B883	DCCAX
Class C	24610B867	DCCCX
Class R	24610B834	DCCRX

45

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-480 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-024 PO 12717

Prospectus

Core equity

Delaware Small Cap Core Fund
(Institutional Class)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Small Cap Core Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	10

Who manages the Fund	page 12
Investment manager	12
Portfolio managers	12
Manager of managers structure	14
Who's who?	14

About your account	page 16
Investing in the Fund	16
Payments to intermediaries	16
How to buy shares	17
Fair valuation	18
Document delivery	19
How to redeem shares	19
Account minimum	20
Exchanges	20
Frequent trading of Fund shares	20
Dividends, distributions, and taxes	23
Certain management considerations	25

Financial highlights	page 26

Contact information	page 29

Profile

Delaware Small Cap Core Fund

What is the Fund’s Investment objective?

Delaware Small Cap Core Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in stocks of small companies that we believe have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal conditions, at least 80% of the Fund’s net assets will be invested in small-cap companies (the 80% policy). The Fund considers a company to be “small cap” if its market capitalization is within a range greater than the lower capitalization threshold of the Russell 2000 Index up to a market capitalization of $3 billion. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. The smaller companies that the Fund may invest in may involve greater risk than other companies due to their size, narrower lines of products and services, limited financial resources, and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its assets at the time of purchase), a strategy that may increase volatility.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of the investing in the Fund” on page 9.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

1

Profile

Delaware Small Cap Core Fund

How has Delaware Small Cap Core Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the annual returns for the Fund’s Institutional Class shares have varied over the past nine calendar years, as well as the average annual returns of Institutional Class shares for the one-year, five-year, and lifetime periods. Prior to August 1, 2005, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

On November 1, 2004, the Fund’s strategy and management changed. The new management team retained the Fund’s small-cap focus by investing primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects, and strong cash flows.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

2

Average annual returns for periods ending 12/31/07

	1 year		5 years	Lifetime*
Return before taxes	(4.52%)		15.34%	12.52%
Return after taxes on distributions	(5.31%)		13.25%	10.45%
Return after taxes on distributions
and sale of Fund shares	(2.36%)		12.80%	10.13%
Russell 2000 Index
(reflects no deduction for fees, expenses, or taxes)	(1.57	% )	16.25%	8.21%

The Fund's returns above are compared to the performance of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 2000 Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Lifetime returns are shown if the Fund or Class has existed for less than 10 years. The inception date for the Fund’s Institutional Class shares was December 29, 1998. The Russell 2000 Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return shown reflects the return from December 31, 1998 through December 31, 2007.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed on purchases
as a percentage of offering price	none
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or redemption price,
whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund’s assets.

Institutional Class
Management fees[2]	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.42%
Total annual fund operating expenses	1.17%
Fee waivers and payments	(0.07%)
Net expenses	1.10%

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager (the Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from April 1, 2008 through March 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.10% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

4

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
1 year	$112
3 years	$365
5 years	$637
10 years	$1,414

5

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goal.

We strive to identify stocks of small companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow.

The Fund employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company’s industry and its competitive position in that industry. We conduct fundamental research on certain investments, which often includes reviewing Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, we apply controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in small-cap companies. While the Fund will generally invest primarily in common stock of small-cap companies, from time to time, the Fund may also invest in convertible securities, futures contracts, options on futures contracts, and warrants.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive at least 60 days before the change in the objective became effective.

6

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

Common stocks

Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

How the Fund uses them: Generally, we invest 90% to 100% of the Fund’s net assets in these stocks. Under normal circumstances, at least 80% of the Fund’s net assets will be in securities of small-cap companies.

American depositary receipts (ADRs)

Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold in the same way as U.S. securities.

How the Fund uses them: We may hold an unlimited amount of ADRs that are actively traded in the U.S. when we believe they offer greater value and greater appreciation potential than U.S. securities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

7

How we manage the Fund

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities	include repurchase agreements maturing in more than seven days. How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

Options

Securities that represent a right to buy or sell a security at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. Certain options may be considered to be derivative securities.

How the Fund uses them: We may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds.

Lending securities

We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that the Fund’s annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can perform well over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Small company risk

Small company risk is the risk that prices of smaller company stocks may be more volatile than prices of larger company stocks because of limited financial resources or dependence on narrow product lines.

How the Fund strives to manage it: We maintain a diversified portfolio, select stocks carefully, and monitor them continually. Because we focus on stocks that are already selling at relatively low prices, we believe we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

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How we manage the Fund

Interest rate risk

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. However, investments in equity securities by small-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

How the Fund strives to manage it: We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We typically invest only a small portion of the Fund’s portfolio in foreign corporations, often through ADRs. When we do purchase foreign securities, they are often denominated in U.S. dollars. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. We may use hedging techniques to help offset potential foreign currency losses.

Liquidity risk

Liquidity risk is the possibility that securities cannot be easily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the

Fund, the Manager was paid an aggregate fee, net of waivers, of 0.62% as a percentage of the Fund’s average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio managers

Christopher S. Adams, Francis X. Morris, Michael S. Morris, and Donald G. Padilla have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Adams, Morris, Morris, and Padilla assumed responsibility for the Fund on November 1, 2004.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995, Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a director and past president of The CFA Society of Philadelphia.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Michael S. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

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Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life

401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing a Fund’s sub-advisors and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders would be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker-dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code, as amended (Code), for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to

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the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your

Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

How to buy shares

By mail	By wire

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor	Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem Fund shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. Eastern time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently

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value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address unless you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail	By telephone

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

Through your financial advisor	will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve

Fund. You may not exchange shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who

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has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales

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About your account

or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/ dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on

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About your account

the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments ® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and

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no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent. Non-U.S. investors should also be aware that, if such exemption for short-term capital gains expires as scheduled, a significant portion of any gains realized by the Fund as a result of its high turnover rate will be paid in the form of ordinary dividends subject to U.S. withholding.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

25

Financial highlights

Delaware Small Cap Core Fund

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Institutional Class shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

26

The financial information presented below has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

			Year Ended
				11/30
2007	2006	2005	2004	2003
$13.040	$11.390	$14.600	$13.080	$10.290

0.023	0.015	0.031	0.026	0.036
(0.453)	1.895	1.036	2.481	3.350
(0.430)	1.910	1.067	2.507	3.386

—	(0.030)	(0.025)	(0.044)	(0.075)
(0.420)	(0.230)	(4.252)	(0.943)	(0.521)
(0.420)	(0.260)	(4.277)	(0.987)	(0.596)

$12.190	$13.040	$11.390	$14.600	$13.080

(3.38% )	17.13%	9.14%	20.62%	35.19%

$31,176	$15,482	$6,645	$4,765	$3,948
1.04%	1.01%	0.94%	0.75%	0.75%

1.17%	1.43%	2.23%	1.00%	1.04%
0.18%	0.12%	0.28%	0.20%	0.33%

0.05%	(0.30% )	(1.01% )	(0.05% )	0.04%
104%	121%	104%	136%	44%

27

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

28

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 362-7500

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

	CUSIP	Nasdaq
Delaware Small Cap Core Fund symbols (Institutional Class)	24610B859	DCCIX

29

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments. com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-483 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-025 PO 12718

Prospectus

Value equity

Delaware Small Cap Value Fund
(Class A, Class B, Class C, Class R)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Small Cap Value Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	11

Who manages the Fund	page 12
Investment manager	12
Portfolio manager	12
Manager of managers structure	14
Who's who?	14

About your account	page 16
Investing in the Fund	16
Choosing a share class	16
Dealer compensation	21
Payments to intermediaries	22
How to reduce your sales charge	23
Waivers of contingent deferred sales charges	25
How to buy shares	27
Fair valuation	28
Retirement plans	29
Document delivery	29
How to redeem shares	29
Account minimums	31
Special services	31
Frequent trading of Fund shares	33
Dividends, distributions, and taxes	36
Certain management considerations	37

Financial highlights	page 38

Contact information	page 53

Profile

Delaware Small Cap Value Fund

What is the Fund’s investment objective?

Delaware Small Cap Value Fund seeks capital appreciation. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund’s net assets will be in investments of small-capitalization companies (the 80% policy). The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other companies due to their size, narrower lines of products or services, limited financial resources, and greater sensitivity to economic changes. Investments of smaller companies may experience volatile trading and price fluctuations, especially in the short term.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 9.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

1

Profile

Delaware Small Cap Value Fund

How has Delaware Small Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B, C, and R shares for the one, five, and 10-year or lifetime periods, as applicable. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved during favorable market conditions.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 19.86% for the quarter ended June 30, 2003 and its lowest quarterly return was -16.95% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

2

Average annual returns for periods ending 12/31/07

			10 years or
	1 year	5 years	Lifetime**
Class A return before taxes	(12.77%)	13.40%	7.43%
Class A return after taxes on distributions	(14.01%)	11.77%	6.22%
Class A return after taxes on distributions
and sale of Fund shares	(6.61%)	11.49%	6.18%
Class B return before taxes*	(11.42%)	13.66%	7.45%
Class C return before taxes*	(8.96%)	13.93%	7.31%
Class R return before taxes	(7.69%)	N/A	12.63%
Russell 2000 Value Index
(reflects no deduction for fees, expenses, or taxes)	(9.78%)	15.79%	9.05%

The Fund’s returns above are compared to the performance of the Russell 2000 Value Index, which measures the performance of Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 2000 Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. The 10-year returns for Class B shares reflect conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for Class B would be -8.13%,13.93%, and 7.45% for the one-, five-, and 10-year periods, respectively; and the returns for Class C would be -8.13%,13.93%, and 7.31% for the one-, five-, and 10-year periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Index is shown for 10 years because the Fund’s Class A, Class B, and Class C shares commenced operations more than 10 years ago. The inception date for the Class R shares of the Fund was June 2, 2003. The Index return for the Class R lifetime period was 13.75%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the lifetime of Class R reflects the return from June 30, 2003 through December 31, 2007.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

Class	A	B	C	R
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]	none
Maximum sales charge (load) imposed
on reinvested dividends	none	none	none	none
Redemption fees	none	none	none	none
Exchange fees[4]	none	none	none	none

Annual fund operating expenses are deducted from the Fund’s assets.

Class	A		B	C	R
Management fees[6]	0.73%		0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.30%	[5]	1.00%	1.00%	0.60%	[5]
Other expenses	0.39%		0.39%	0.39%	0.39%
Total annual fund operating expenses	1.42%		2.12%	2.12%	1.72%
Fee waivers and payments	(0.05%	)	N/A	N/A	(0.10%	)
Net expenses	1.37%		2.12%	2.12%	1.62%

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

4 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

5 The Fund’s distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from April 1, 2008 through March 31, 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

4

6 The investment manager (the Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from April 1, 2008 through March 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.16% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. For Class A and Class R shares, this example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. For Class B and C shares, this example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

	(if redeemed)			(if redeemed)
Class	A	B1	B1	C	C	R
1 year	$706	$215	$615	$215	$315	$165
3 years	$994	$664	$939	$664	$664	$532
5 years	$1,302	$1,139	$1,364	$1,139	$1,139	$924
10 years	$2,175	$2,274	$2,274	$2,452	$2,452	$2,022

1 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

5

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

We strive to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies’ underlying value or future earnings potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive at least 60 days’ notice before the change in the objective became effective.

6

The securities we typically invest in

Stocks offer investors the potential for capital appreciation and may pay dividends as well. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Fund may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	How the Fund uses them: We will generally invest 90% to 100% of the Fund’s net assets in common stocks.

American depositary receipts (ADRs):

Receipts issued by a U.S. depositary (typically a U.S. bank) that represent an ownership interest in an underlying security that is held by the depositary. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.	How the Fund uses them: We may hold an unlimited amount of ADRs that are actively traded in the U.S. when we believe they offer greater value and greater appreciation potential than U.S. securities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: We may use repurchase agreements as a short-term investment for the Fund’s cash position or for temporary defensive purposes. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. In the investment manager’s discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations.

7

How we manage the Fund

Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which they have been valued. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

Options

Options represent a right to buy or sell securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. Certain options may be considered to be derivative securities. Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a fund would lose out on those gains. A call option written by a fund is “covered” if a fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

How the Fund uses them: We may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities	must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

8

Purchasing securities on a when-issued or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, it may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

9

How we manage the Fund

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Small company risk

Small company risk is the risk that prices of smaller companies’ stocks may be more volatile than prices of larger companies’ stocks because of limited financial resources or dependence on narrow product lines.	How the Fund strives to manage it: We maintain a well-diversified portfolio, select stocks carefully, and monitor them continually. And, because we focus on stocks that are already selling at relatively low prices, we believe we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

10

Interest rate risk

Interest rate risk is the risk that equity securities issued by small-sized companies, which often borrow money to finance their operations, may be adversely affected by rising interest rates.

How the Fund strives to manage it: We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to 15% of the Fund’s net assets.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the

Fund, the Manager was paid an aggregate fee, net of fee waivers, of 0.73% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio manager

Christopher S. Beck has had primary responsibility for making day-to-day investment decisions for the Fund since May 1997.

Christopher S. Beck, CFA, Senior Vice President, Senior Portfolio Manager
Christopher S. Beck leads the fm’s Small/ Mid-Cap Value team. Prior to joining Delaware Investments in 1997, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

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Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board of trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most investment management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

15

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fees for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

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	Sales charge	Sales charge
Amount of purchase	as % of offering price	as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but under $100,000	4.75%	5.41%
$100,000 but under $250,000	3.75%	4.31%
$250,000 but under $500,000	2.50%	3.00%
$500,000 but under $1 million	2.00%	2.44%
$1 million or more	None	None
	(Limited CDSC may apply)*	(Limited CDSC may apply)*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed of Class B shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, and subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the Prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess

 17

About your account

certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/ or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally

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by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers,

or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fees for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

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About your account

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1,000,000	1.60%	—	—	—
$1,000,000 but less than $5,000,000	1.00%	—	—	—
$5,000,000 but less than $25,000,000	0.50%	—	—	—
$25,000,000 or more	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.25% from April 1, 2008 through March 31, 2009.

2 On sales of Class B shares, the Distributor may have paid your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon the sale of Class C shares.

4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of the average daily net assets invested in Class R. However, the Distributor has contracted to limit this amount to 0.50% from April 1, 2008 through March 31, 2009. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. Class R shares have no sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent and Rights of accumulation

How they work: Through a letter of intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Through rights of accumulation you can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A: Available

Classes B and C: Although the letter of intent and rights of accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Reinvestment of redeemed shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Classes B and C: Not available

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

How they work: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A: Available

Classes B and C: There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

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About your account

Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/ dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A*, B, and C: Available

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A*, B, and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A*: Available

Classes B and C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A*: Available

Classes B and C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan** (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the

Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A*, B, and C: Available

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes A*, B, and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A*: Available

Classes B and C: Not available

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A*, B, and C: Available

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts,

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About your account

the waiver applies upon the death of all beneficial owners.

Classes A*, B, and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A* and C: Available

Class B: Not available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

See “Buying Class A shares at Net Asset Value” above.

Class A*: Available

Classes B and C: Not available

*The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250 and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which

27

About your account

is normally 4 p.m. Eastern time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household unless you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

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About your account

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

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Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

Special services To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investing plan

The automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Systematic exchange exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through our dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund.

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About your account

The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B or Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. The On Demand Service has a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through our direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through our systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of

32

the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be	subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are

33

About your account

consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity

34

by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

35

About your account

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income,

36

capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware Small Cap Value Fund Class A shares

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Class A shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplement data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

Year ended
				11/30
2007	2006	2005	2004	2003
$41.970	$39.110	$39.640	$35.220	$27.120

(0.050)	(0.047)	(0.075)	(0.105)	(0.136)
(2.647)	5.960	4.170	6.879	9.079
(2.697)	5.913	4.095	6.774	8.943

(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$36.000	$41.970	$39.110	$39.640	$35.220

(6.90% )	16.26%	11.42%	20.52%	34.17%

$389,129	$493,193	$409,567	$270,332	$240,322
1.37%	1.41%	1.44%	1.54%	1.63%

1.42%	1.44%	1.44%	1.54%	1.63%
(0.12% )	(0.12% )	(0.20% )	(0.30% )	(0.47% )

(0.17% )	(0.15% )	(0.20% )	(0.30% )	(0.47% )
23%	36%	33%	35%	42%

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Financial highlights

Delaware Small Cap Value Fund Class B shares

Class B shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplement data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

40

Year ended
				11/30
2007	2006	2005	2004	2003
$38.860	$36.690	$37.690	$33.820	$26.260

(0.314)	(0.306)	(0.311)	(0.334)	(0.327)
(2.413)	5.529	3.936	6.558	8.730
(2.727)	5.223	3.625	6.224	8.403

(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$32.860	$38.860	$36.690	$37.690	$33.820

(7.59% )	15.38%	10.68%	19.69%	33.21%

$54,684	$94,495	$110,684	$111,348	$107,136
2.12%	2.14%	2.14%	2.24%	2.33%
(0.87% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )
23%	36%	33%	35%	42%

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Financial highlights

Delaware Small Cap Value Fund Class C shares

Class C shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplement data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

42

Year ended
				11/30
2007	2006	2005	2004	2003
$38.840	$36.670	$37.680	$33.810	$26.250

(0.314)	(0.306)	(0.313)	(0.333)	(0.326)
(2.403)	5.529	3.928	6.557	8.729
(2.717)	5.223	3.615	6.224	8.403

(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$32.850	$38.840	$36.670	$37.680	$33.810

(7.56% )	15.39%	10.65%	19.69%	33.22%

$97,428	$145,385	$119,968	$66,313	$48,453
2.12%	2.14%	2.14%	2.24%	2.33%
(0.87% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )
23%	36%	33%	35%	42%

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Financial highlights

Delaware Small Cap Value Fund Class R shares

Class R shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplement data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] The portfolio turnover is representative of the Fund for the entire year.

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Year Ended				6/2/03[3]
			11/30	through
2007	2006	2005	2004	11/30/03
$41.550	$38.840	$39.480	$35.190	$29.000

(0.146)	(0.138)	(0.169)	(0.209)	(0.160)
(2.601)	5.901	4.154	6.853	6.350
(2.747)	5.763	3.985	6.644	6.190

(3.273)	(3.053)	(4.625)	(2.354)	—
(3.273)	(3.053)	(4.625)	(2.354)	—

$35.530	$41.550	$38.840	$39.480	$35.190

(7.11% )	15.97%	11.15%	20.15%	21.35%

$21,126	$20,564	$10,574	$4,539	$1,740
1.62%	1.64%	1.70%	1.84%	1.97%

1.72%	1.74%	1.74%	1.84%	1.97%
(0.37% )	(0.35% )	(0.46% )	(0.60% )	(0.97%	)

(0.47% )	(0.45% )	(0.50% )	(0.60% )	(0.97%	)
23%	36%	33%	35%	42%	[4]

45

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

46

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:
–	For fund information, literature, price, yield, and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.
  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Small Cap Value Fund symbols

	CUSIP	Nasdaq
Class A	246097109	DEVLX
Class B	246097307	DEVBX
Class C	246097406	DEVCX
Class R	246097505	DVLRX

53

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s

SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-021 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-026 PO 12719

Prospectus

Value equity

Delaware Small Cap Value Fund
(Institutional Class)

March 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profile	page 1
Delaware Small Cap Value Fund	1

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	11

Who manages the Fund	page 12
Investment manager	12
Portfolio managers	12
Manager of managers structure	14
Who's who?	14

About your account	page 16
Investing in the Fund	16
Payments to intermediaries	16
How to buy shares	17
Fair valuation	18
Document delivery	19
How to redeem shares	19
Account minimum	20
Exchanges	20
Frequent trading of Fund shares	21
Dividends, distributions, and taxes	24
Certain management considerations	25

Financial highlights	page 26

Contact information	page 29

Profile

Delaware Small Cap Value Fund

What is the Fund’s investment objective?

Delaware Small Cap Value Fund seeks capital appreciation. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund’s net assets will be in investments of small-capitalization companies (the 80% policy). The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other companies due to their size, narrower lines of products or services, limited financial resources, and greater sensitivity to economic changes. Investments of smaller companies may experience volatile trading and price fluctuations, especially in the short term.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 9.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

Profile

Delaware Small Cap Value Fund

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total	financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Small Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for the one-, five-, and 10-year periods. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved during favorable market conditions.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 19.90% for the quarter ended June 30, 2003 and its lowest quarterly return was -16.89% for the quarter ended September 30, 2002.

2

Average annual returns for periods ending 12/31/07

	1 year	5 years	10 years
Return before taxes	(7.22%)	15.07%	8.38%
Return after taxes on distributions	(8.49%)	13.46%	7.15%
Return after taxes on distributions
and sale of Fund shares	(2.95%)	13.00%	7.01%
Russell 2000 Value Index
(reflects no deduction for fees, expenses, or taxes)	(9.78%)	15.79%	9.05%

The Fund’s returns above are compared to the performance of the Russell 2000 Value Index, which measures the performance of Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 2000 Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile

Fees and expenses

What are the Fund’s fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed on purchases
as a percentage of offering price	none
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or redemption price,
whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund’s assets.

Institutional Class
Management fees[2]	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Total annual fund operating expenses	1.12%

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager (the Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from April 1, 2008 through March 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.16% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

4

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
1 year	$114
3 years	$356
5 years	$617
10 years	$1,363

5

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

We strive to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies’ underlying value or future earnings potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, shareholders would receive at least 60 days’ notice before the change in the objective became effective.

6

The securities we typically invest in

Stocks offer investors the potential for capital appreciation and may pay dividends as well. Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Fund may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	How the Fund uses them: We will generally invest 90% to 100% of the Fund’s net assets in common stocks.

American depositary receipts (ADRs)

Receipts issued by a U.S. depositary (typically a U.S. bank) that represent an ownership interest in an underlying security that is held by the depositary. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

How the Fund uses them: We may hold an unlimited amount of ADRs that are actively traded in the U.S. when we believe they offer greater value and greater appreciation potential than U.S. securities.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities

Privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

7

How we manage the Fund

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which they have been valued. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: We may invest up to 15% of the Fund’s net assets in illiquid securities.

Options

Options represent a right to buy or sell securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. Certain options may be considered to be derivative securities. Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a fund would lose out on those gains. A call option written by a fund is “covered” if a fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

How the Fund uses them: We may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

Lending securities

We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

8

Borrowing from banks

We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, it may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

9

How we manage the Fund

Industry risk

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any one industry. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Security risk

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.	How the Fund strives to manage it: We limit the amount of the Fund’s assets invested in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Small company risk

Small company risk is the risk that prices of smaller companies’ stocks may be more volatile than prices of larger companies’ stocks because of limited financial resources or dependence on narrow product lines.

How the Fund strives to manage it: We maintain a well-diversified portfolio, select stocks carefully, and monitor them continually. And, because we focus on stocks that are already selling at relatively low prices, we believe we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

Interest rate risk

Interest rate risk is the risk that equity securities issued by small-sized companies, which often borrow money to finance their operations, may be adversely affected by rising interest rates.

How the Fund strives to manage it: We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

10

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

How the Fund strives to manage it: We limit exposure to illiquid securities to 15% of the Fund’s net assets.

 Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the

Fund, the Manager was paid an aggregate fee, net of waivers, of 0.73% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2007.

Portfolio manager

Christopher S. Beck has had primary responsibility for making day-to-day investment decisions for the Fund since May 1997.

Christopher S. Beck, CFA,
Senior Vice President, Senior Portfolio Manager
Christopher S. Beck leads the fm’s Small/ Mid-Cap Value team. Prior to joining Delaware Investments in 1997, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

12

Who manages the Fund

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of

Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its board of trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/ dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most investment management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

14

Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

15

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (the Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of Institutional Class shares is restricted to investment managers that are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code as amended (Code) for which the Fund’s Manager, Distributor, service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to

16

the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your

Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI, which is available upon request.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity

18

securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address unless you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service.

Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a

19

About your account

bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market

21

About your account

timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (normally, 4 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity

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might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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About your account

Dividends, distributions, and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

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Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware Small Cap Value Fund

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Institutional Class shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions:
From net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

Year Ended
				11/30
2007	2006	2005	2004	2003
$43.140	$40.020	$40.350	$35.700	$27.400

0.049	0.058	0.036	—	(0.050)
(2.726)	6.115	4.259	7.004	9.193
(2.677)	6.173	4.295	7.004	9.143

(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$37.190	$43.140	$40.020	$40.350	$35.700

(6.65% )	16.56%	11.77%	20.88%	34.57%

$26,308	$37,033	$30,918	$23,731	$33,387
1.12%	1.14%	1.14%	1.24%	1.33%
0.13%	0.15%	0.10%	—	(0.17% )
23%	36%	33%	35%	42%

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Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 362-7500

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

	CUSIP	Nasdaq
Delaware Small Cap Value Fund symbols (Institutional Class)	246097208	DEVIX

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Additional information about the Fund's investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments. com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-046 [11/07] DG3 3/08	Investment Company Act file number: 811-04997	MF-08-02-027 P0 12720

STATEMENT OF ADDITIONAL INFORMATION
March 28, 2008

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund

2005 Market Street
Philadelphia, PA 19103-7094

For more information about the Institutional Classes: 800 362-7500

For Prospectuses, Performance, and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information (“Part B”) describes the shares of the Delaware Dividend Income Fund (“Dividend Income Fund”), Delaware Small Cap Core Fund (“Small Cap Core Fund”), and Delaware Small Cap Value Fund (“Small Cap Value Fund”) (each, a “Fund”, and collectively, the “Funds”), which are series of Delaware Group Equity Funds V (the “Trust”). Each Fund offers Class A Shares, Class B Shares (except for Small Cap Core Fund), Class C Shares, and Class R Shares (collectively, the “Fund Classes”). Each Fund also offers an Institutional Class (collectively, the “Institutional Classes”). All references to “shares” in this Part B refer to all Classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

      This Part B supplements the information contained in the current prospectuses for the Funds (the “Prospectuses”), each dated March 28, 2008, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectuses. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone numbers. Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification	2	Purchasing Shares	39
Investment Objectives, Restrictions, and Policies	2	Investment Plans	51
Investment Strategies and Risks	3	Determining Offering Price and Net Asset Value	55
Disclosure of Portfolio Holdings Information	17	Redemption and Exchange	56
Management of the Trust	18	Distributions and Taxes	63
Investment Manager and Other Service Providers	26	Performance Information	72
Portfolio Managers	31	Financial Statements	72
Trading Practices and Brokerage	36	Principal Holders	73
Capital Structure	38	Appendix A – Description of Ratings	77

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a Maryland corporation on January 16, 1987 and reorganized as a Delaware statutory trust on November 24, 1999.

Classification
     The Trust is an open-end management investment company. Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives
      Each Fund’s investment objective is described in its Prospectuses. Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Board of Trustees (the “Board”) must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Fundamental Investment Restrictions
     Each Fund each has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of: a) 67% or more of the voting securities of a Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities of a Fund. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or in tax-exempt obligations or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
      In addition to the fundamental policies and investment restrictions described above, each Fund will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board without shareholder approval: Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment.

      Except for the Funds’ policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code, as amended (the “Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     The Small Cap Value Fund generally has a portfolio turnover rate below 100%. The Small Cap Core Fund and Dividend Income Fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover may exceed 100%.

      For the fiscal years ended November 30, 2007 and 2006, the Funds’ portfolio turnover rates were as follows:

Fund	2007	2006
Delaware Dividend Income Fund	52%	51%
Delaware Small Cap Core Fund	104%	121%
Delaware Small Cap Value Fund	23%	36%

INVESTMENT STRATEGIES AND RISKS

     The Funds’ investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. All investment strategies of the Funds are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Brady Bonds
     Among the foreign fixed income securities in which Dividend Income Fund may invest are Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). Brady Bonds are not direct or indirect obligations of the U.S. Government or any of its agencies or instrumentalities and are not guaranteed by the U.S. Government or any of its agencies or instrumentalities. In so restructuring its external debt, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions such as the World Bank and the International Monetary Fund, to exchange its commercial bank debt for newly issued bonds (“Brady Bonds”). The Manager believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds a viable opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Credit Default Swaps
     The Delaware Dividend Income Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). The Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of the Fund’s investments in the CDS contracts will be limited to 15% of its total net assets. As the purchaser or seller of protection, the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty: (1) the reference security (or basket of securities); (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities); or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, the Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contract, the Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by the Fund to terminate the CDS contract.

     A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, the Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, the Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, the Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. The Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Foreign Securities
     Each Fund may invest in securities of foreign companies. However, Small Cap Value Fund will not invest more than 25% and Small Cap Core Fund will not invest more than 5% of the value of their respective assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), or American Depositary Receipts (“ADRs”), on which there are no such limits). Although Small Cap Value Fund may invest up to 25% of its net assets in foreign securities, the Manager typically invests only a small portion of the Fund’s portfolio in such securities. Dividend Income Fund may, in addition to investing in securities of foreign companies, invest in foreign government securities. No more than 20% of the value of Dividend Income Fund’s total assets, at the time of purchase, will be invested in foreign securities (other than securities of Canadian issuers registered under the 1934 Act or ADRs, on which there are no such limits).

     ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are issued jointly by the issuer of the underlying security and a depository, and unsponsored ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

     A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to shareholders.

     Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing, and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers, and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability, or diplomatic developments which could affect assets of the Funds held in foreign countries.

     The Funds will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). Investors should be aware that there are costs and risks associated with such currency transactions. The Funds may enter into forward contracts to “lock in” the price of a security they have agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. When the Manager believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar or against another currency, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Fund’s securities denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase or sell additional foreign currency on the spot market (and bear the expense of such purchase or sale) if the market value of the security is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

     The Funds may incur gains or losses from currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of the Funds’ foreign securities or will prevent loss if the prices of such securities should decline.

Futures and Options on Futures
     Dividend Income Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When Dividend Income Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     Dividend Income Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value (“NAV”) of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

      The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of option premium which provides a partial hedge against any increase in the prices of securities which the Fund intends to purchase.

     If a put or call option that the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund’s securities against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

      Lastly, it should be noted that the Trust, on behalf of the Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a CPO.

High Yield, High-Risk Securities (“Junk Bonds”)
     Investing in so-called “high yield” or “high-risk” securities (“junk bonds”) entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment-grade securities, and which should be considered by investors contemplating an investment in the Funds. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high yield securities. The risks include the following:

     Youth and Volatility of the High Yield Market: Although the market for high yield securities has been in existence for many years, including periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high yield securities, would adversely affect the value of outstanding bonds, and would adversely affect the ability of high yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high yield securities, an increase in the number of high yield bond defaults, and corresponding volatility in a Fund’s NAV.

     Small Cap Value Fund and Small Cap Core Fund will not ordinarily purchase securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”). However, these Funds may do so if the Manager believes that capital appreciation is likely. None of these Funds will invest more than 25% of its assets in such securities. While Dividend Income Fund will not invest more than 45% of its assets in high yield, high-risk debt securities, it has the authority to invest up to all of its net assets in lower rated securities, which would include income generating equity securities such as convertible securities and preferred stocks.

     Liquidity and Valuation: The secondary market for high yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying such securities for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on a Fund’s ability to dispose of particular issues, when necessary, to meet a Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield securities than is normally the case. The secondary market for high yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Privately placed high yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals: There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. For example, many insurance companies have restricted or eliminated their purchases of high yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high yield issues and could reduce the number of new high yield securities being issued.

Investment Company Securities
     Each Fund is permitted to invest in other investment companies, including open-end, closed-end, or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. However, a Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Any investments that the Funds make in investment companies will involve the Funds’ pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, each Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund’s total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to a Fund’s investments in unregistered investment companies.

Loans and Other Direct Indebtedness
     Delaware Dividend Income Fund may purchase loans and other direct indebtedness. In purchasing a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental, or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others In the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.

      Delaware Dividend Income Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

      Certain of the loans and the other direct indebtedness acquired by Delaware Dividend Income Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. The Fund's ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that the Fund will purchase, the investment manager will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's riyhts under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Non-Traditional Equity Securities
     Dividend Income Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Dividend Income Fund may also invest in other enhanced convertible securities. These include, but are not limited to, ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds; 3) the Funds must be able to terminate the loan after notice, at any time; 4) the Funds must receive reasonable interest on any loan, and any dividends, interest, or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Funds may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting a loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that a borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer, or institution and then only if the consideration to be received from such loans would justify the risk. Credit-worthiness will be monitored on an ongoing basis by the Manager.

Options
     Small Cap Value Fund and Small Cap Core Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. Dividend Income Fund may purchase call and put options and write call options on a covered basis only. The Funds will not engage in option strategies for speculative purposes.

     Covered Call Writing: Small Cap Value Fund and Small Cap Core Fund may write covered call options from time to time on such portion of their respective portfolios, without limit, as the Manager determines is appropriate in seeking to achieve their investment objectives. The Dividend Income Fund may write covered call options in an amount not to exceed 10% of its total assets. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to both options on actual portfolio securities owned by the Funds and options on stock indices, the Funds may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

     A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or securities convertible or exchangeable into the securities subject to the call option at no additional consideration or a Fund owns a call option on the relevant securities with an exercise price no higher than the exercise price on the call option written or subject to any regulatory restrictions, an amount of cash or liquid high-grade debt obligations at least equal to the current underlying securities. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Call Options: Dividend Income Fund may purchase call options in an amount not to exceed 2% of its total assets. When Dividend Income Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The advantage of purchasing call options is that the Fund may alter its portfolio’s characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     Dividend Income Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option. There is no assurance, however, that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

     Purchasing Put Options: Each Fund may invest up to 2% of its total assets in the purchase of put options. The Funds will, at all times during which they hold a put option, own the security covered by such option.

     The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow the Funds to protect an unrealized gain in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Funds will lose the value of the premium paid. Each Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Options on Stock Indices: A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Funds may offset their positions in stock index options prior to expiration by entering into closing transactions, on an Exchange or they may let the options expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor’s 500 Index (“S&P 500”) or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100 (“S&P 100”). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange (the “NYSE”), and American Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since each Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Funds of options on stock indices will be subject to the Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund’s ability to effectively hedge its securities. Each Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses, and to take advantage of the liquidity available in the option markets.

Repurchase Agreements
     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield of the debt security during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Funds, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing such Fund’s yield under such agreements which is monitored on a daily basis. While the Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments® family (each, a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”), including the Trust, have obtained an exemption (the “Order”) from the SEC from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments® Funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted Securities
     Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act. All of the Funds’ option activities will be engaged in a manner that is consistent with the SEC’s position concerning segregation of assets with a Fund’s custodian bank.

     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund’s 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that the Funds have no more than 15% of their respective net assets invested in illiquid securities.

Short Sales
     Dividend Income Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or U.S. Government securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

     The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

     In addition to the short sales discussed above, the Fund also may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

     The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company.

U.S. Government Securities
     U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“GNMA”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

     An instrumentality of a U.S. Government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the FNMA.

     The maturities of such securities usually range from three months to thirty years. While such securities are guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund’s portfolio, cause the Fund’s daily NAV to fluctuate.

When-Issued and Delayed-Delivery Securities
     Dividend Income Fund may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon Bonds and Pay-In-Kind Bonds
     Although Dividend Income Fund does not intend to purchase a substantial amount of zero coupon bonds or pay-in-kind (“PIK”) bonds, from time to time, the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. Investment in zero coupon or PIK bonds would require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing, and tax character of income distributed to you by the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

      Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30 day lag, on the Funds’ Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make available on the Web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800-523-1918.

      Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

      Third-party rating agencies and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

      The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer on the adequacy of the Trust’s compliance with these procedures.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of March 1, 2008, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund, except for the Institutional Class of Small Cap Value Fund, in which they owned 1.81% of the outstanding shares. The Trust’s Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Number of Portfolios
				in Fund Complex	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s) During	Overseen by Trustee/	Held by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Director or Officer	Director or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has served in	84	Director — Kaydon
2005 Market Street	President, Chief	Trustee since	various executive capacities at		Corporation
Philadelphia, PA 19103	Executive Officer,	August 16,	different times at Delaware
	and Trustee	2006	Investments[2]		Board of Governors
April 1963					Member —
		President and			Investment Company
		Chief Executive			Institute (ICI) (2007
		Officer since			– Present)
August 1, 2006
Member of
Investment
Committee — Cradle
of Liberty Council,
BSA (November
2007 – Present)

Finance Committee
Member — St. John
Vianney Roman
Catholic Church
(2007 – Present)

				Number of Portfolios
				in Fund Complex	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s) During	Overseen by Trustee/	Held by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Director or Officer	Director or Officer
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	84	Director — Bryn
2005 Market Street		2005	(March 2004 – Present)		Mawr Bank Corp.
Philadelphia, PA 19103					(BMTC)
			Investment Manager —
October 1947			Morgan Stanley & Co.		Chairman of
			(January 1984 – March 2004)		Investment
					Committee — The
					Haverford School
					(2002 – Present)

					Trustee and
					Chairman of
					Investment
					Committee —
					Pennsylvania
					Academy of Fine
					Arts (2004 – Present)

					Investment
					Committee Member
					—
					Pennsylvania
					Horticultural Society
					(February 2006 –
					Present)

John A. Fry	Trustee	Since January	President —	84	Director —
2005 Market Street		2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 – Present)		Systems

May 1960			Executive Vice President —		Director — Allied
			University of Pennsylvania		Barton Security
			(April 1995 – June 2002)		Holdings

Anthony D. Knerr	Trustee	Since April	Founder and Managing Director	84	None
2005 Market Street		1990	— Anthony Knerr & Associates
Philadelphia, PA 19103			(Strategic Consulting)
			(1990 – Present)
December 1938

Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer —	84	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002 – 2004)
June 1947
Ann R. Leven	Trustee	Since October	Consultant —	84	Director and Audit
2005 Market Street		1989	ARL Associates		Committee Chair —
Philadelphia, PA 19103			Financial Planner		Systemax Inc.
			(1983 – Present)
November 1940

Number of Portfolios
				in Fund Complex	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s) During	Overseen by Trustee/	Held by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Director or Officer	Director or Officer
Thomas F. Madison	Trustee	Since May	President/Chief Executive Officer	84	Director —
2005 Market Street		1997[3]	— MLM Partners, Inc.		CenterPoint Energy
Philadelphia, PA 19103			(Small Business Investing &
			Consulting)		Chair —
February 1936					Compensation
			(January 1993 – Present)		Committee; Director
and Audit Committee
Member —
Digital River Inc.

Director and Chair of
Audit and
Compensation
Committees —
Rimage Corporation

Director and Chair of
Compensation and
Governance &
Nominating
Committees —
Valmont Industries,
Inc.

Janet L. Yeomans	Trustee	Since April	Treasurer	84	None
2005 Market Street		1999	(January 2006 – Present)
Philadelphia, PA 19103
Vice President — Mergers &
July 1948			Acquisitions
(January 2003 – January 2006)
and Vice President
(July 1995 – January 2003)
3M Corporation

Janet L. Yeomans has held
various management positions at
3M Corporation since 1983.

J. Richard Zecher	Trustee	Since March	Founder —	84	Director and Audit
2005 Market Street		2003	Investor Analytics		Committee Member
Philadelphia, PA 19103			(Risk Management)		—
			(May 1999 – Present)		Investor Analytics
July 1940
			Founder —Sutton Asset		Director and Audit
			Management		Committee Member
			(Hedge Fund)		—
			(September 1996 – Present)		Oxigene, Inc.

Number of
Portfolios in Fund
				Complex Overseen	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s) During	by Trustee/ Director	Held by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	or Officer	Director or Officer
Officers
David F. Connor	Vice President,	Vice President	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy General
Philadelphia, PA 19103	Counsel, and	September	Counsel at Delaware Investments
	Secretary	2000 and	since 2000.
December 1963		Secretary since
October 2005

David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has served in	84	None[4]
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times at
	Legal Officer	Counsel, and	Delaware Investments.
February 1966		Chief Legal
Officer since
October, 2005
Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in various	84	None[4]
2005 Market Street	President and	Officer since	executive capacities at different
Philadelphia, PA 19103	Chief Financial	November	times at Delaware Investments.
	Officer	2006
October 1963

Daniel V. Geatens	Vice President and	Treasurer since	Daniel V. Geatens has served in	84	None[4]
2005 Market Street	Treasurer	October 25,	various capacities at different times
Philadelphia, PA 19103		2007	at Delaware Investments.

October 1972
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ investment manager, principal underwriter, and its transfer agent.

[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

[4] Messrs. David F. Connor, David P. O’Connor, Richard Salus, and Daniel V. Geatens also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

     The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address, and Birthdate	Position(s) Held with the Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christopher S. Adams	Vice President, Portfolio	3 years	Mr. Adams has served in various executive
2005 Market Street	Manager, and Senior Equity		capacities at different times at Delaware
Philadelphia, PA 19103	Analyst		Investments.

April 1962

Damon J. Andres	Vice President and Senior	11 years	Mr. Andres has served in various executive
2005 Market Street	Portfolio Manager		capacities at different times at Delaware
Philadelphia, PA 19103			Investments.

October 1969

Name, Address, and Birthdate	Position(s) Held with the Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christopher S. Beck	Senior Vice President and Senior	11 years	Mr. Beck has served in various executive
2005 Market Street	Portfolio Manager		capacities at different times at Delaware
Philadelphia, PA 19103			Investments.

December 1957

Nikhil G. Lalvani, CFA	Vice President and Portfolio	3 years	Prior to becoming a portfolio manager on
2005 Market Street	Manager		October 2, 2006, Mr. Lalvani was a research
Philadelphia, PA 19103			analyst at Delaware Investments.

July 1974

Nashira S. Wynn	Vice President and Portfolio	3 years	Prior to becoming a portfolio manager on
2005 Market Street	Manager		October 2, 2006, Ms. Wynn was a research
Philadelphia, PA 19103			analyst at Delaware Investments since 2004.
Prior to that, she was a research analyst at Merrill
November 1978			Lynch Investment Managers for three years.

Anthony A. Lombardi	Vice President and Senior	3 years	Vice President/Senior Portfolio Manager —
2005 Market Street	Portfolio Manager		Delaware Investment Advisers (a series of
Philadelphia. PA 19103			Delaware Management Business Trust)
(March 2004 – Present)
October 1965
Vice President/Portfolio Manager —
Merrill Lynch Investment Managers
(February 1998 – March 2004)

Francis X. Morris	Chief Investment Officer —	3 years	Mr. Morris has served in various executive
2005 Market Street	Core Equity and Senior Vice		capacities at different times at Delaware
Philadelphia, PA 19103	President		Investments.

March 1961

Michael S. Morris	Vice President, Portfolio	3 years	Mr. Morris has served in various executive
2005 Market Street	Manager, and Senior Equity		capacities at different times at Delaware
Philadelphia, PA 19103	Analyst		Investments.

September 1968

D. Tysen Nutt, Jr.	Senior Vice President and Senior	3 years	Senior Vice President/Senior Portfolio
2005 Market Street	Portfolio Manager		Manager/Team Leader — Large Cap Value
Philadelphia, PA 19103			Focus Equity
Delaware Investment Advisers (a series of
January 1952			Delaware Management Business Trust)
(March 2004 – Present)

Vice President/Portfolio Manager —
Merrill Lynch Investment Managers
(February 1998 – March 2004)

Donald G. Padilla	Vice President, Portfolio	3 years	Mr. Padilla has served in various executive
2005 Market Street	Manager, and Senior Equity		capacities at different times at Delaware
Philadelphia, PA 19103	Analyst		Investments.

August 1964

Name, Address, and Birthdate	Position(s) Held with the Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert A. Vogel, Jr.	Vice President and Senior	3 years	Vice President/Senior Portfolio Manager —
2005 Market Street	Portfolio Manager		Delaware Investment Advisers (a series of
Philadelphia. PA 19103			Delaware Management Business Trust)
(March 2004 – Present)
February 1969
Vice President/Portfolio Manager —
Merrill Lynch Investment Managers
(February 1997 – March 2004)

Babak Zenouzi	Senior Vice President and Senior	1 Year	Mr. Zenouzi served as a partner and senior
2005 Market Street	Portfolio Manager		portfolio manager at Chartwell Investment
Philadelphia, PA 19103			Partners prior to joining Delaware Investments in
May 2006. Mr. Zenouzi served in various
February 1963			different capacities at different times at Delaware
Investments from 1992 to 1999.

Thomas H. Chow	Senior Vice President and Senior	6 years	Mr. Chow has served in various capacities at
2005 Market Street	Portfolio Manager		different times at Delaware Investments.
Philadelphia, PA 19103

September 1966

      The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2007.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities in the	Registered Investment Companies Overseen by
Name	Trust	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	Small Cap Value Fund	Over $100,000
Over $100,000
Independent Trustees
Thomas L. Bennett	None	$10,001 - $50,000
John A. Fry	None	$50,001 - $100,000
Anthony D. Knerr	Small Cap Value Fund	Over $100,000
$1-$10,000
Lucinda S. Landreth	Small Cap Core Fund	$50,001 - $100,000
$10,001 - $50,000
Ann R. Leven	Small Cap Value Fund	Over $100,000
$50,001-$100,000
Thomas F. Madison	None	$10,001 - $50,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	$10,001-$50,000

      The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she serves as a Trustee or Director for the fiscal year ended November 30, 2007. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (i.e., the “Independent Trustees”) receive compensation from the Funds. The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments® Retirement Plan for Trustees/Directors (the “Retirement Plan”). This plan was recently terminated as more fully described below.

		Total Compensation
		from the Investment
	Aggregate	Companies in the
	Compensation from	Delaware Investments®
Trustee	the Trust	Complex[1]
Thomas L. Bennett	$10,906	$176,500
John A. Fry	$10,438	$169,000
Anthony D. Knerr	$9,537	$154,500
Lucinda S. Landreth	$10,282	$166,500
Ann R. Leven	$13,380	$216,500
Thomas F. Madison	$10,164	$164,000
Janet L. Yeomans	$10,144	$164,000
J. Richard Zecher	$9,999	$161,500

1	Effective December 1, 2007, each Independent Trustee/Director will receive an annual retainer fee of $100,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committees receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000. These amounts do not include payments related to the termination of the retirement plan.

      The Board has the following committees:

      Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held six meetings during the Trust’s last fiscal year.

      Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The Nominating Committee also monitors the performance of counsel for the Independent Trustees. The Nominating Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds® at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio ). The Nominating Committee held five meetings during the Trust’s last fiscal year.

      Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

      Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Funds by the Manager, as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees take regarding the approval of all such proposed agreements; and (iii) review, from time to time, reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth, Jan L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee held five meetings during the Trust’s last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor, and Lincoln Financial Distributors, Inc. (the Funds’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

      In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for a Fund, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

      The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

      As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust’s Board of Trustees. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

      The Manager and its predecessors have been managing Delaware Investments® Funds since 1938. As of December 31, 2007, the Manager and its affiliates within Delaware Investments® were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments® is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

      The Investment Management Agreement for each Fund is dated November 23, 1999, and was approved by the initial shareholder on that date. Each Investment Management Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trust’s Board of Trustees or by the Manager. Each Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Management Fee Schedule
Fund Name	(annual rate as a percentage of average daily
net assets)
0.65% on first $500 million;
0.60% on next $500 million;
Dividend Income Fund	0.55% on next $1.5 billion; and
0.50% on assets in excess of $2.5 billion.
0.75% on first $500 million;
Small Cap Core Fund and	0.70% on next $500 million;
Small Cap Value Fund	0.65% on next $1.5 billion; and
0.60% on assets in excess of $2.5 billion.

      During the past three fiscal years, the Funds paid the following investment management fees, after fee waivers, as applicable:

Fund	November 30, 2007		November 30, 2006		November 30, 2005
Dividend Income Fund	$6,066,049	earned	$3,801,735	earned	$2,463,270	earned
	$4,937,996	paid	$2,775,569	paid	$1,602,623	paid
	$1,128,053	waived	$1,026,166	waived	$860,647	waived
Small Cap Core Fund	$632,235	earned	$214,463	earned	$42,610	earned
	$524,911	paid	$93,427	paid	$0	paid
	$107,324	waived	$121,036	waived	$42,610	waived
Small Cap Value Fund	$5,409,180	earned	$5,593,161	earned	$4,120,481	earned
	$5,409,180	paid	$5,593,161	paid	$4,120,481	paid
	$0	waived	$0	waived	$0	waived

      Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Fund’s proportionate share of certain administrative expenses; the investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
      The Distributor, located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

      During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A Shares, after re-allowances to dealers, as follows:

	Total Amount of	Amounts Re-allowed to	Net Commission To
Fund/Fiscal Year Ended	Underwriting Commissions	Dealers	Distributor
Dividend Income Fund
11/30/07	$3,550,577	$2,998,032	$552,545
11/30/06	$2,233,095	$1,875,991	$357,104
11/30/05	$3,285,018	$2,766,952	$518,066
Small Cap Core Fund
11/30/07	$247,395	$209,933	$37,462
11/30/06	$280,820	$238,619	$42,201
11/30/05	$40,677	$34,517	$6,159
Small Cap Value Fund
11/30/07	$143,386	$120,623	$22,763
11/30/06	$465,578	$397,288	$68,290
11/30/05	$1,169,753	$1,000,519	$169,234

      During the last Funds’ three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charges (“Limited CDSC”) payments with respect to Class A Shares of each Fund as follows:

	Dividend Income Fund	Small Cap Core Fund	Small Cap Value Fund
Fiscal Year Ended	Class A Shares	Class A Shares	Class A Shares
11/30/07	$397	$51	$2,121
11/30/06	$108	$4	$432
11/30/05	None	None	None

      During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B Shares of Dividend Income Fund and Small Cap Value Fund as follows:

	Dividend Income Fund	Small Cap Value Fund
Fiscal Year Ended	Class B Shares	Class B Shares
11/30/07	$125,564	$110,332
11/30//06	$122,443	$84,109
11/30/05	$90,909	$132,470

      During the Funds’ last three fiscal years, the Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

	Dividend Income Fund	Small Cap Core Fund	Small Cap Value Fund
Fiscal Year Ended	Class C Shares	Class C Shares	Class C Shares
11/30/07	$63,715	$2,402	$8,364
11/30/06	$23,120	$1,768	$20,081
11/30/05	$45,257	None	$17,175

      Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor as of January 1, 2007. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. The fees associated with LFD’s services to the Fund are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
      Delaware Service Company, Inc., an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent is an indirect, wholly owned subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $27.00 for each open and $10 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

      These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

      Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

      DST Systems, Inc. (“DST”) provides sub-transfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants
      Effective October 1, 2007, Mellon Bank, N.A. (“Mellon”), One Mellon Center, Pittsburgh, PA 15258, provides fund accounting and financial administration services to each Fund. Those services include performing functions related to calculating each Fund’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays Mellon Bank, N.A. an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, each Fund pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to Mellon and DSC under the service agreements described above will be allocated among all Funds in the Delaware Investments® Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Delaware Investments® Funds at an annual rate of 0.04% of each such Fund’s average daily net assets.

      During the last three fiscal years, the Funds paid DSC the following amounts for fund accounting and financial administration services:

	Delaware Dividend	Delaware Small Cap	Delaware Small Cap
Fiscal Year Ended	Income Fund	Core Fund	Value Fund
11/30/07 (through 9/30/07)	$322,308	$27,082	$252,447
11/30/06	$236,783	$11,438	$305,324
11/30/05	$139,555	$2,088	$202,217

      During the period from October 1, 2007 through November 30, 2007, the Funds paid the following amounts to Mellon for fund accounting and financial administration services:

	Delaware Dividend	Delaware Small Cap	Delaware Small Cap
Fiscal Year Ended	Income Fund	Core Fund	Value Fund
11/30/07 (beginning 10/1/07)	$57,927	$5,803	$37,042

      During the period from October 1, 2007 through November 30, 2007, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services:

	Delaware Dividend	Delaware Small Cap	Delaware Small Cap
Fiscal Year Ended	Income Fund	Core Fund	Value Fund
11/30/07 (beginning 10/1/07)	$8,273	$829	$5,290

Custodian
      Mellon also serves as the custodian of the Funds’ securities and cash. As custodian for each Fund, Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
      The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of November 30, 2007. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

				Total Assets in
			No. of Accounts	Accounts with
	No. of	Total Assets	with Performance-	Performance-Based
Name	Accounts	Managed	Based Fees	Fees
Damon J. Andres
Registered Investment Companies	8	$2.4 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	5	$83.3 million	—	—
Christopher S. Adams
Registered Investment Companies	9	$4.1 billion	—	—
Other Pooled Investment Vehicles	0		—	—
Other Accounts	17	$631.5 million	1	$98.9 million
Francis X. Morris
Registered Investment Companies	9	$4.1 billion	—	—
Other Pooled Investment Vehicles	0		—	—
Other Accounts	17	$631.5 million	1	$98.9 million
Michael S. Morris
Registered Investment Companies	9	$4.1 billion	—	—
Other Pooled Investment Vehicles	0		—	—
Other Accounts	14	$631.4 million	1	$98.9 million

				Total Assets in
			No. of Accounts	Accounts with
	No. of	Total Assets	with Performance-	Performance-Based
Name	Accounts	Managed	Based Fees	Fees
Don G. Padilla
Registered Investment Companies	9	$4.1 billion	—	—
Other Pooled Investment Vehicles	0		—	—
Other Accounts	17	$631.5 million	1	$98.9 million
Christopher S. Beck
Registered Investment Companies	5	$2.5 billion	—	—
Other Pooled Investment Vehicles	0		—	—
Other Accounts	12	$158.4 million	—	—
Anthony A. Lombardi
Registered Investment Companies	11	$3.9 billion	—	—
Other Pooled Investment Vehicle	—	—	—	—
Other Accounts	33	$4.2 billion	2	$1.1 billion
D. Tysen Nutt, Jr.
Registered Investment Companies	11	$3.9 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	41	$4.2 billion	2	$1.1 billion
Thomas H. Chow
Registered Investment Companies	17	$8.7 billion	—	—
Other Pooled Investment Vehicles	0	—	—	—
Other Accounts	3	$1.6 billion	—	—
Robert A. Vogel, Jr.
Registered Investment Companies	11	$3.9 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	40	$4.2 billion	2	$1.1 billion
Nikhil G. Lalvani
Registered Investment Companies	11	$3.9 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	34	$4.2 billion	2	$1.1 billion
Nashira S. Wynn
Registered Investment Companies	11	$3.9 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	31	$4.2 billion	2	$1.1 billion
Babak Zenouzi
Registered Investment Companies	8	$2.4 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	5	$83.6 million	—	—

Description of Potential Material Conflicts of Interest
      Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

      A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
      Each portfolio’s manager’s compensation consists of a base salary and a bonus.

Base Salary – Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus – Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

      Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

      (Mr. F. Morris, Mr. C. Adams, Mr. M. Morris, Mr. D. Padilla): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

      Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

      (Mr. Nutt, Mr. Lombardi, Mr. Vogel, Mr. Lalvani, Ms. Wynn): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (75%) and objective factors (25%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

      Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

      (Mr. Zenouzi, Mr. Andres): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one’s standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighed more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

      Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

      Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

Deferred Compensation – Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn an indirect, wholly-owned subsidiary of Lincoln National Corporation.

      The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
      As of November 30, 2007, the following portfolio managers of the Funds owned shares in the following amounts of Fund shares:

Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Christopher Adams	Small Cap Core Fund	$1-$10,000
Donald Padilla	Small Cap Core Fund	$10,001-$50,000
Christopher Beck	Small Cap Value Fund	$100,001-$500,000
Francis X. Morris	Small Cap Core Fund	$50,001-$100,000

TRADING PRACTICES AND BROKERAGE

      The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Dividend Income Fund were as follows:

Fiscal year ended November 30,
2007	2006	2005
$532,031	$479,220	$556,849

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Small Cap Core Fund were as follows:

Fiscal year ended November 30,
2007	2006	2005
$222,931	$70,424[1]	$14,167
1	As a result of the increase in the net assets of the Fund, the aggregate dollar amounts of brokerage commissions paid by the Fund increased.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Small Cap Value Fund were as follows:

Fiscal year ended November 30,
2007	2006	2005
$744,513	$764,581	$586,950

      The Manager may allocate out of all commission business generated by all of the funds and accounts under their management, brokerage business to brokers/dealers or members of an exchange who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

      As provided in the Securities Exchange Act of 1934, as amended (“1934 Act”) and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to brokers/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

      During the fiscal year ended November 30, 2007, portfolio transactions of Dividend Income Fund, Small Cap Core Fund and Small Cap Value Fund in the amount of $134,835,960, $46,178,446, and $214,743,514, respectively, resulting in brokerage commissions of $199,074, $78,356, and $332,760, respectively, were directed to brokers for brokerage and research services provided.

      As of November 30, 2007, the Funds did not own any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parent.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

      Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses of the Delaware Investments® Funds, such as custodian fees.

      The Trust has the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph in this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
      The Trust currently has authorized, and allocated to each Class of the Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to its Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     Effective as of the close of business November 29, 1996, the name Delaware Group Value Fund, Inc. was changed to Delaware Group Equity Funds V, Inc. As of November 23, 1999, Delaware Group Equity Funds V, Inc. changed its name to Delaware Group Equity Funds V.

     Prior to November 9, 1992, the Trust offered only one series, now known as Value Fund, and one class of shares, Value Fund A Class. The Trust began offering Value Fund Institutional Class Shares on November 9, 1992; Value Fund Class B Shares on September 6, 1994; and Value Fund Class C Shares on November 29, 1995. Prior to September 6, 1994, Value Fund A Class was known as the Value Fund class and Value Fund Institutional Class was known as the Value Fund (Institutional) class. Effective as of the close of business November 29, 1996, the Trust began offering the Retirement Income Fund. Effective as of the close of business on July 31, 1997, the name of the Value Fund series changed to Small Cap Value Fund series and the names of the Value Fund Class A, Value Fund Class B, Value Fund Class C, and Value Fund Institutional Class Shares changed to Small Cap Value Fund Class A, Small Cap Value Fund Class B, Small Cap Value Fund Class C, and Small Cap Value Fund Institutional Class Shares, respectively.

     The Registration Statement of the Small Cap Contrarian Fund and its Classes became effective on December 18, 1998. As of August 16, 1999, Small Cap Value Fund, Small Cap Contrarian Fund, and Retirement Income Fund changed their respective names to Delaware Small Cap Value Fund, Delaware Small Cap Contrarian Fund, and Delaware Retirement Income Fund. The names of their classes also changed on that date.

      Beginning as of June 2, 2003, Delaware Small Cap Value Fund began offering Class R Shares. Effective as of the close of business on September 30, 2003, the name of Delaware Retirement Income Fund was changed to Delaware Dividend Income Fund. The names of its classes also changed on that date. Beginning October 1, 2003, Delaware Dividend Income Fund began offering Class R Shares.

     Effective November 1, 2004, the name of Delaware Small Cap Contrarian Fund was changed to Delaware Small Cap Core Fund. The names of its classes also changed on that date.

Noncumulative Voting
      The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

As of the close of business on May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B Shares may continue to hold their Class B Shares, reinvest dividends into Class B Shares, and exchange their Class B Shares of one Delaware Investments® Fund for Class B Shares of another Delaware Investments® Fund, as permitted by existing exchange privileges.

For Class B Shares outstanding as of May 31, 2007 and Class B Shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

As of May 31, 2007, the 12-month reinvestment privilege described in the Section entitled "Purchasing Shares - 12-Month Reinvestment Privilege" will no longer apply to Class B Shares.

General Information
     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

      For Class C Shares of the Funds, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

      Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

      Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account. Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

      FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B, and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares, and other relevant circumstances.

      Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 402(b) plans, or 457 plans), in Class B Shares in any of the Funds, except througha reinvestment of dividends or capital gains or permitted exchanges.

      Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of a Fund, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of eight years after purchase and, thereafter, be subject to Class A Shares’ annual Rule 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

      The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

      In comparing Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares, and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Fund Classes” below.

      Dividends, if any, paid on a Fund’s Class A Shares, Class B Shares, Class C Shares, and Class R Shares, and Institutional Class Shares, will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value”.

      Class A Shares: Purchases of $50,000 or more ($100,000 with respect to the Delaware Diversified Income Fund) of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intent signed by the purchaser. See “Special Purchase Features – Class A Shares,” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
      As described in the Funds’ Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

      In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange”) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intent or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class C Shares
      Class C Shares are purchased without a front-end sales charge. Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C Shares of each Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. The Fund Classes’ Prospectuses include information on the instances in which the CDSC is waived.

      In determining whether a CDSC applies to a redemption of Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
      Class B Shares would have been purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares. The Distributor previously had compensated dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. As discussed below, however, Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

      Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

      Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
      Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

      Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund pro-rata with Class B Shares of that Fund not acquired through dividend reinvestment.

      All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
      Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in the Funds’ shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange” below.

Plans Under Rule 12b-1 for the Fund Classes
      Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares, and Class R Shares of each Fund (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Class Shares. Shareholders of the Institutional Class Shares may not vote on matters affecting the Plans.

      The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes. In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     The maximum aggregate fee payable by a Fund under the Plans, and a Fund’s Distribution Agreement, on an annual basis, is up to 0.30% of average daily net assets of a Fund’s Class A shares, up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, and others for providing personal service and/or maintaining shareholder accounts) of the Funds’ Class B Shares’ and Class C Shares’ average daily net assets for the year and up to 0.60% of the Class R Shares’ average daily net assets for the year. The Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

      All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

      The Plans and the Distribution Agreements, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

      Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each Class A Shares Plans, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund’s Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

      For the fiscal year ended November 30, 2007, Rule 12b-1 Plan payments from Delaware Dividend Income Fund’s Class A, Class B, Class C, and Class R Shares were: $1,221,327, $854,356, $3,868,389, and $30,952, respectively. Such amounts were used for the following purposes:

Delaware Dividend Income Fund
	Class A	Class B	Class C	Class R
Advertising	1,507	—	11,813	0
Annual/Semiannual Reports	5,844	957	7,587	601
Broker Sales Charges	—	308,097	620,354	0
Broker Trails	946,634	143,058	1,643,094	24,199
Commissions to Wholesalers	14,561	—	11,813	—
Interest on Broker Sales Charges	—	178,189	67,657	0
Promotional-Other	46,959	6,538	62,994	86
Prospectus Printing	22,912	3,229	17,996	789
Wholesaler Expenses	182,910	214,288	1,425,081	5,277
Total	1,221,327	854,356	3,868,389	30,952

      For the fiscal year ended November 30, 2007, Rule 12b-1 Plan payments from Delaware Small Cap Value Fund’s Class A, Class B, Class C, and Class R Shares were: $1,179,353, $765,608, $1,286,632, and $121,055, respectively. Such amounts were used for the following purposes:

Delaware Small Cap Value Fund
	Class A	Class B	Class C	Class R
Advertising	31,353	3,679	—	—
Annual/Semiannual Reports	89,939	33,693	2,601	933
Broker Sales Charges	—	92,720	72,405	—
Broker Trails	951,534	90,125	925,616	93,087
Commissions to Wholesalers	84,680	254,433	—	—
Interest on Broker Sales Charges	—	68,944	—	—
Promotional-Other	15	44,955	3,921	13
Prospectus Printing	7,570	17,098	2,647	1,091
Wholesaler Expenses	14,262	159,961	279,442	25,931
Total	1,179,353	765,608	1,286,632	121,055

      For the fiscal year ended November 30, 2007, Rule 12b-1 Plan payments from Delaware Small Cap Core Fund’s Class A, Class C, and Class R Shares were: $95,843, $172,216, and $8,045, respectively. Such amounts were used for the following purposes:

Delaware Small Cap Core
	Class A	Class C	Class R
Advertising	—	—	—
Annual/Semiannual Reports	1,931	837	364
Broker Sales Charges	—	63,291	—
Broker Trails	68,262	13,140	5,469
Commissions to Wholesalers	—	—	—
Interest on Broker Sales Charges	—	3,587	—
Promotional-Other	18,201	4,623	—
Prospectus Printing	7,449	3,488	704
Wholesaler Expenses	—	83,250	1,508
Total	95,843	172,216	8,045

Other Payments to Dealers — Class A Shares, Class B Shares, Class C Shares and Class R Shares
      The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing and educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

      A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features — Class A Shares

     Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectuses set forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

      As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A Shares at NAV. The requirements are as follows:

  The purchase must be made by a group retirement plan (excluding defined benefit plans): (i) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004; and (ii) where the plan participants’ records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (a) has in excess of $500,000 of plan assets invested in Class A Shares of one or more Delaware Investments® Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (b) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Funds and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” below for information regarding the applicability of the Limited CDSC.

  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

      As disclosed in the Fund Classes’ Prospectuses, certain legacy bank sponsored retirement plans may make purchases of Class A Shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

      Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments Fund shares”), as well as shares of designated classes of non-Delaware Investments Funds (“eligible non-Delaware Investments Fund shares”). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments Fund shares and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments Fund shares for other eligible Delaware Investments Fund shares or for eligible non-Delaware Investments Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

      A dealer’s commission may be payable on purchases of eligible Delaware Investments Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” above under “Alternative Investment Arrangements.”

      The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments Fund shares. When eligible Delaware Investments Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

      Letter of Intent: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. Effective January 1, 2007, the Funds no longer accept retroactive Letters of Intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intent, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

      Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intent based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

      Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, and Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of that Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

      12-Month Reinvestment Privilege: Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class B or Class C Shares.

      Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemption, as well as the automatic conversion into Class A Shares.

     A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund’s shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

      Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments® investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
      Class R Shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments® retirement recordkeeping system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
      The Institutional Class of each Fund is generally available for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (ii) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (iii) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (iv) a bank, trust company, and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (v) registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes, but only if the investment manager is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (vi) certain plans qualified under Section 529 of the Code for which the Funds’ Manager, Distributor, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services (“Eligible 529 Plans”); and (vii) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares at NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit or protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments® Funds
      Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Funds in which the investor does not then have an account will be treated like all other initial purchases of each Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

      Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, dividends from Class R Shares may only be directed to other Class R Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

      Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

Investing by Exchange
      If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
      The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
      Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares, Class C Shares, or Class R Shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

      Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

      This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

*     *     *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service
      You or your investment dealer may request purchases of Fund shares by phone using On Demand Service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for On Demand Service transactions.

      It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
      Shareholders can use the Systematic Exchange Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Systematic Exchange Option. If in connection with the election of the Systematic Exchange Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

      Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

      Periodic investment through the Systematic Exchange Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See “Redemption and Exchange” for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in the Systematic Exchange Option at any time by giving written notice to the fund from which exchanges are made.

      This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

Asset Planner
     The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
      An investment in the Funds may be suitable for tax-deferred retirement plans, such as: traditional IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA, 401(k), Simple 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans. In addition, the Fund may be suitable for use in Roth IRAs and Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or, Roth IRA, Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See the Fund Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

      Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center at 800 523-1918.

      Taxable distributions from the retirement plans described may be subject to withholding.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

      Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares , as applicable are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Advisor and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

      The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m. Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

      The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

      Each Class of the Funds will bear, pro-rata, all of the common expenses of the Funds. The NAVs of all outstanding shares of each Class of the Funds will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Funds represented by the value of shares of that Class. All income earned and expenses incurred by the Funds, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in the Funds represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes each will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of the Funds will vary.

REDEMPTION AND EXCHANGE

General Information
      You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after the Funds receive your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

      In addition to redemption of the Funds’ shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder’s cost, is the NAV per share next determined after receipt of the request in good order by the Funds, their agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and NAV are determined. See “Determining Offering Price and Net Asset Value” above. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

      Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

      Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

      If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

      In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

      Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Funds during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

      Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at net asset value” below. Class B and Class C Shares of Funds are subject to CDSCs as described under “Contingent deferred sales charge — Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares from the Funds, the Funds’ CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares of the Funds for a longer period of time than if the investment in New Shares were made directly.

      Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B Shares are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds. Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

      Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

Written Redemption
      You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

      Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class B Shares or Class C Shares.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

      Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
      You may write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Funds, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
      To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

      Telephone Redemption—Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account, in writing. that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

      Telephone Redemption—Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

      Telephone Redemption—Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
      The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
      You or your investment dealer may request redemptions of Fund Class shares by phone using On Demand Service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern Time. There is a $25 minimum and $100,000 maximum limit for On Demand Service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
      Shareholders of Class A Shares, Class B Shares, Class C Shares, and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

      Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

      Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

      Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the Direct Deposit Service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

      The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
      For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

      The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at net asset value and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.
DISTRIBUTIONS AND TAXES

Distributions
     Dividend Income Fund will normally make payments from net investment income, if any, quarterly and Small Cap Core Fund and Small Cap Value Fund will normally make such payments, if any, annually. Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

     All dividends and any capitals gains distributions will be automatically reinvested in additional shares at the NAV of the ex-dividend date unless, in the case of shareholders in the Fund Classes of Dividend Income Fund and Small Cap Value Fund, an election to receive dividends in cash has been made. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See “Systematic Withdrawal Plans” above.

     Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. Each Fund may deduct from a shareholder’s account the costs of that Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver Class A Shares, Class B Shares, and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes
      Distributions of net investment income. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

      Distributions of capital gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

      Effect of foreign withholding taxes. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

      Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

      PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

      Information on the amount and tax character of distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

      Election to be taxed as a regulated investment company. Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

      In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

      Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales, exchanges, and redemption of Fund shares. Sales, exchanges, and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

      Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

      Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

      Automatic conversion feature — Class B shares only . The automatic conversion of Class B Shares into Class A Shares at the end of eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

      U.S. government securities. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper, and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      Qualified dividend income for individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired those shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      Investment in complex securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Securities purchased at discount. Dividend Income Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest, or PIK bonds that could require it to accrue and distribute income not yet received. If the Fund invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

      Derivatives. A Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

      Short sales and securities lending transactions. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

      Tax straddles. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible preferred stock. Convertible preferred stock with a mandatory conversion feature is ordinarily (but not always) treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount ("OID") principles.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

      Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which a Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, a Fund may make direct investments in REMIC residual interests. The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

      Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

  If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

      Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

      Compliance with these requirements will require a Fund to obtain significant cooperation from the REITs in which it invests.

     Credit default swap agreements. The Dividend Income Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

      Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number;
  certify that this number is correct;
  certify that you are not subject to backup withholding; and
  certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends, and interest-related dividends, as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

      Capital gain dividends and short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

      Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

      Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

      Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

      The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Fund, from a REIT as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

      Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

      U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     Effect of future legislation; local tax considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. Each Fund’s Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent registered public accounting firm, for the fiscal year ended November 30, 2007, are included in each Fund’s Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto, and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

      As of March 1, 2008, management believes the following accounts held 5% or more of the outstanding shares of the Funds:

Fund / Class	Name and Address	Percentage
Delaware Dividend	MLPF&S for the Sole Benefit of its	12.29%
Income Fund Class A	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	6.81%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001
Delaware Dividend	MLPF&S for the Sole Benefit of its	25.31%
Income Fund Class B	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd Floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	8.82%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001
Delaware Dividend	MLPF&S for the Sole Benefit of its	40.66%
Income Fund Class C	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd Floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	16.39%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001
Delaware Dividend	GPC, Agent For MFS Heritage Trust Co.	49.58%
Income Fund Institutional	FBO Goodman & Co LLP 401K PS Plan,
Class Shares	PO Box 79377
	Atlanta GA 30357-7377
Delaware Dividend	Trustees of the Center Plastic Surgery PC	11.28%
Income Fund Class R	Defined Benefit Pension Plan
Shares	5550 Friendship Blvd.
	Chevy Chase, MD 20815

Fund / Class	Name and Address	Percentage
	MLPF&S for the Sole Benefit of its	9.43%
	Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E, 2nd Floor
	Jacksonville, FL 32246
	GPC Agent For MFS Heritage Trust Co	8.62%
	FBO Fruit Center Inc PSP Plan
	PO Box 79377
	Atlanta GA 30357-7377
	GPC Agent For MFS Heritage Trust Co	6.31%
	FBO West Hills Development Co 401K
	Plan
	PO Box 79377
	Atlanta, GA 30357-7377
	GPC Agent For	5.98%
	MFS Heritage Trustco FBO
	Boght Veterinary Clinic 401K
	PO Box 79377
	Atlanta, GA 30357-7377
Delaware Small Cap Core	MLPF&S for the Sole Benefit of its	10.22%
Fund Class A Shares	Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E., Floor 2
	Jacksonville, FL 32246
Delaware Small Cap Core	MLPF&S for the Sole Benefit of its	40.18%
Fund Class C Shares	Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E, Floor 2
	Jacksonville, FL 32246
Delaware Small Cap Core	Lincoln National Life Ins. Company	20.09%
Fund Institutional Class	1300 S. Clinton St.
Shares	Fort Wayne, IN 46802
	HOD Carriers Local #270	8.08%
	Pension Trust Fund
	DTD 08/18/1966
	633 Battery ST FL 2
	San Francisco, CA 94111-1815
	Wachovia Bank	6.73%
	FBO Various Retirement Plans
	1525 West WT Harris Blvd
	Charlotte, NC 28288-0001
	MAC & CO	6.71%
	ATTN Mutual Fund Operations
	PO Box 3198
	Pittsburgh, PA 15230-3198

Fund / Class	Name and Address	Percentage
	MAC & CO	6.68%
	ATTN Mutual Fund Operations
	PO Box 3198
	Pittsburgh, PA 15230-3198
	Carroll College	6.40%
	1601 N. Benton
	Helena, MT 59625-0001
	IBEW Local 64 Fund Account	5.07%
	National City Bank Trustee
	Trust Mutual Funds
	P.O. Box 94984
	Cleveland, OH 44101
Delaware Small Cap Core	MG Trust CO, Custodian FBO	13.90%
Fund Class R Shares	Nagel Precision Inc 401K Plan
	700 17th ST Ste 300
	Denver, CO 80202-3531
	Lincoln National Life Insurance CO 1300	10.44%
	S. Clinton St.
	Fort Wayne, IN 46802-3506
	GPC Agent For MFS Heritage Trust Co	9.99%
	FBO Form-Cove MFG 401K PSP & Trust
	PO Box 79377
	Atlanta, GA 30357-7377
	Reliance Trust Co FBO TME Acquisition	7.07%
	Holding 401K
	PO Box 48529
	Atlanta, GA 30362-1529
	State Street Bank & Trust Co FBO	6.27%
	Various Symetra
	Retirement Plans
	801 Pennsylvania Ave
	Kansas City, MO 64105-1307
	WTC Trustee FBO Northern Berkshire	5.32%
	Commty Serv Inc 401(K) Plan
	C/O Mutual Funds
	PO Box 8971
	Wilmington, DE 19899-8971
Delaware Small Cap	MLPF&S for the Sole Benefit of its	6.74%
Value Fund Class A	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd Floor
	Jacksonville, FL 32246
Delaware Small Cap	MLPF&S for the Sole Benefit of its	6.36%
Value Fund Class B	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd Floor
	Jacksonville, FL 32246

Fund / Class	Name and Address	Percentage
Delaware Small Cap	MLPF&S for the Sole Benefit of its	26.66%
Value Fund Class C	Customers
Shares	Attention: Fund Administration
	4600 Deer Lake Dr. E., 2nd FL
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	10.92%
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001
Delaware Small Cap	RS DMC Employee MPP Plan	39.73%
Value Fund Institutional	Delaware Management Co
Class Shares	Employee Money Purchase Pension
	c/o Rick Seidel
	2005 Market St.
	Philadelphia, PA 19103
	Fidelity Investments Institutional	25.44%
	Operations Co. as agent for certain
	Employee Benefit Plans
	100 Magellan Way
	Covington, KY 41015
	New York Life Trust Company	16.98%
	169 Lackawanna Ave, Parsippany NJ
	07054-1007
Delaware Small Cap	MLPF&S for the Sole Benefit of its	39.83%
Value Fund Class R	Customers
Shares	Attn: Fund Administration
	4800 Deer Lake Dr. E., 2nd Floor
	Jacksonville, FL 32246

APPENDIX A - DESCRIPTION OF RATINGS

Commercial Paper
S&P’s	Excerpts from S&P’s description of its two highest commercial paper ratings:
A-1	judged to be the highest investment-grade category possessing the highest relative strength;
A-2	investment-grade category possessing less relative strength than the highest rating.

Moody’s	Excerpts from Moody’s description of its two highest commercial paper ratings:
P-1	the highest grade possessing greatest relative strength;
P-2	second highest grade possessing less relative strength than the highest grade.

Bonds
S&P’s	Excerpts from S&P’s description of its bond ratings:
AAA	highest grade obligations. They possess the ultimate degree of protection as to principal and interest;
AA	also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree;
A	strong ability to pay interest and repay principal although more susceptible to changes in circumstances;
BBB	regarded as having an adequate capacity to pay interest and repay principal;
BB, B, CCC, CC	regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions;
C	reserved for income bonds on which no interest is being paid;
D	in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s	Excerpts from Moody’s description of its bond ratings:
Aaa	judged to be the best quality. They carry the smallest degree of investment risk;
Aa	judged to be of high quality by all standards;
A	possess favorable attributes and are considered “upper medium” grade obligations;
Baa	considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time;
Ba	judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class;
B	generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small;
Caa	are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest;
Ca	represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings;
C	the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PART C
(Delaware Group Equity Funds V
File Nos. 033-11419/811-04997
Post-Effective Amendment No. 37

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.i.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed March 28, 2007.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

		(2)	By-Laws. Article II of Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed March 28, 2007.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 30, 2001.

		(2)	Executed Investment Advisory Expense Limitation Letter (March 2008) between Delaware Management Company a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.2.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

(ii) Executed Distribution Expense Limitation Letter (March 2008) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.1.ii.

1

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 36 filed March 28, 2007.

	(2)	Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 30, 2001.

	(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2003.

	(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2003.

	(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.g.1.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.g.2.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

(i) Executed Amendment Letter (August 23, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

(iii) Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

2

	(i)	Legal Opinion. Opinion and Consent of Counsel (November 18, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

	(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (March 2008) attached as Exhibit No. EX-99.j.

	(k)	Omitted Financial Statements. Not applicable.

	(l)	Initial Capital Agreements. Not applicable.

	(m)	Rule 12b-1 Plans.

(1) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

(2) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

(3) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

(4) Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed March 29, 2006.

	(n)	Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed March 29, 2006.

	(o)	Reserved.

	(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (November 2007) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 2007) attached as Exhibit No. EX-99.p.2.

(3) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) attached as Exhibit No. EX-99.p.3.

	(q)	Other. Powers of Attorney (May 17, 2007) attached as Exhibit No. EX-99.q.

Item 24.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.i. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed March 28, 2007.

Item 26.	Business and Other Connections of Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments Funds® (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax Free Fund, Delaware Group Tax Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

3

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corp.
Michael J. Hogan[1]	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments

Executive Vice President/Chief
Investment Officer/Head of
Equity Investments – Delaware
Investment Advisers (a series of
Delaware Management
Business Trust
John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments

4

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director,	Delaware Investments
	Investment Officer,	Fixed Income
	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments
Stephen J. Busch	Senior Vice	None	Mr. Busch has served in various
	President/Investment		executive capacities within
	Accounting		Delaware Investments
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen[2]	Senior Vice	Senior Vice President/	Mr. Chen has served in various
	President/Senior	Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets
Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio Manager	various executive capacities
	Portfolio Manager		within Delaware Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Portfolio	President/Senior Municipal	various executive capacities
	Manager/Senior	Bond Trader	within Delaware Investments
Municipal Bond Trader
Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Senior	President/Senior Research	various executive capacities
	Research Analyst	Analyst	within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Roger A. Early[3]	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in various
	President/Director,		executive capacities within
	Technical Services		Delaware Investments
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Kevin P. Loome[4]	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments
Zoë Neale[5]	Senior Vice	Senior Vice President/Chief	Mr. Neale has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	International Equity	Delaware Investments
International Equity
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value	Delaware Investments
Large Cap Value Equity
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O’Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/General Counsel
	Counsel		Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.

6

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Wayne A. Anglace[8]	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Margaret MacCarthy	Vice President/	None	Ms. Bacon has served in various
Bacon[9]	Investment Specialist		executive capacities within
Delaware Investments
Todd Bassion[10]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio	Portfolio Manager/Equity	various executive capacities
	Manager/Equity Analyst	Analyst	within Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Vincent A.	Vice President/Senior	None	Mr. Brancaccio has served in
Brancaccio	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Wen-Dar Chen[13]	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager	Manager	executive capacities within
Delaware Investments
Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/	General Counsel/ Assistant	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Bradley J. Cline[14]	Vice	Vice President/International	Mr. Cline has served in various
	President/International	Credit Research Analyst	executive capacities within
	Credit Research Analyst		Delaware Investments
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/	General Counsel/Secretary	various executive capacities
	Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.
Cori E. Daggett	Vice	Vice President/Associate	Ms. Daggett has served in
	President/Counsel/Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments
Craig C. Dembek[15]	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.

8

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	Vice President/Senior	Mr. Fisher has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities within
Delaware Investments
Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments
Lawrence G.	None	Vice President/Senior	Mr. Franko has served in
Franko[18]		Equity Analyst	various executive capacities
within Delaware Investments
Henry A. Garrido[19]	Vice President/Equity	None	Mr. Garrido has served in
	Analyst		various executive capacities
within Delaware Investments
Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments
Barry S. Gladstein	Vice President/Portfolio	Vice President/Equity	Mr. Gladstein has served in
	Manager	Analyst/Portfolio Manager	various executive capacities
within Delaware Investments
Gregg Gola[20]	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various
	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments
Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
David J. Hamilton	Vice President/Fixed	Vice President/Credit	Mr. Hamilton has served in
	Income Analyst	Research Analyst	various executive capacities
within Delaware Investments
Brian Hamlet[23]	Vice President/Senior	Vice President/Senior	Mr. Hamlet has served in
	Corporate Bond Trader	Corporate Bond Trader	various executive capacities
within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Lisa L. Hansen[24]	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager/Equity Analyst	Manager/Research Analyst	various executive capacities
within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
J. David Hillmeyer[26]	None	Vice President/Corporate	Mr. Hillmeyer has served in
		Bond Trader	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Associate	Mr. Holland has served in
Holland	Manager	Equity Analyst II/Portfolio	various executive capacities
		Manager	within Delaware Investments
Chungwei Hsia[27]	None	Vice President/Senior	Mr. Hsia has served in various
		Research Analyst	executive capacities within
Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments
Stephen M.	Vice	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[28]	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/Senior	None	Ms. Kropp has served in various
	Fund Analyst II, High		executive capacities within
	Grade		Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	various executive capacities
	Manager	Manager	within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Portfolio	None	Mr. Magee has served in
	Analyst		various executive capacities
within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
John P. McCarthy[29]	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments
Brian McDonnell[30]	Vice	Vice President/Structured	Mr. McDonnell has served in
	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Victor Mostrowski[31]	None	Vice President/Portfolio	Mr. Mostrowski has served in
		Manager	various executive capacities
within Delaware Investments
Philip O. Obazee	Vice President/	Vice President/ Derivatives	Mr. Obazee has served in
	Derivatives Manager	Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[32]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Debbie A. Sabo[33]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader, Focus Growth	Trader, Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld[34]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.
Brian M. Scotto	None	Vice President/Structured	Mr. Scotto has served in various
		Products Analyst	executive capacities within
Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Brenda L. Sprigman	Vice President/Business	Vice President/Business	Ms. Sprigman has served in
	Manager – Fixed Income	Manager – Fixed Income	various executive capacities
within Delaware Investments
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments
Risé Taylor	Vice President/Strategic	None	Ms. Taylor has served in
	Investment Relationships		various executive capacities
within Delaware Investments
Rudy D. Torrijos, III	None	Vice President/Portfolio	Mr. Torrijos has served in
		Manager	various executive capacities
within Delaware Investments
Michael Tung[35]	None	Vice President/Portfolio	Mr. Tung has served in various
		Manager	executive capacities within
Delaware Investments

Vice President/Equity Analyst –
Delaware Investment Advisers
(a series of Delaware
Management Business Trust)
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Jeffrey S. Wang[36]	None	Vice President/Equity	Mr. Wang has served in various
		Analyst	executive capacities within
Delaware Investments
Michael G.	None	Vice President/Senior	Mr. Wildstein has served in
Wildstein[37]		Research Analyst	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Nashira Wynn	Vice President/Senior	Vice President/Senior	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	executive capacities within
	Manager	Manager	Delaware Investments
Guojia Zhang[38]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Douglas R. Zinser[39]	Vice President/Credit	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

12

1 Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2 Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3 Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
4 Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
5 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
6 Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7 Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8 Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9 Client Service Officer, Thomas Weisel Partners, 2002-2005.
10 Senior Research Associate, Thomas Weisel Partners, 2002-2005.
11 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
12 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
13 Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
14 Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.
15 Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
16 Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
17 Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
18 Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
19 Senior Analyst, Wells Capital Management, 2000-2006.
20 Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
21 Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
22 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
23 Vice President, Lehman Brothers Holdings, 2003-2007.
24 Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
25 Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
26 Senior Corporate Bond Trader/High Yield Portfolio Manager/Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
27 Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
28 Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
29 Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
30 Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
31 Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.
32 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
33 Head Trader, McMorgan & Company, 2003-2005.
34 Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
35 Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.
36 Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
37 Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
38 Equity Analyst, Evergreen Investment Management Company, 2004-2006.
39 Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

13

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
James L. Shields	Senior Vice President/Chief	None
Information Officer
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoë Bradley	Vice President/Product Management	None
Manager
Mary Ellen M. Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Matthew B. Golden	Vice President/Service Center	None
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting
Marlene D. Petter	Vice President/Marketing	None
Communications

14

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Terrence Mullen	President and Chief Executive Officer	None
David M. Kittredge	Senior Vice President	None
Nancy Briguglio	Vice President	None
Patrick J. Caulfield	Vice President and Chief Compliance	None
Officer
Randal J. Freitag	Vice President and Treasurer	None
Deana M. Friedt	Vice President	None
Amy W. Hester	Vice President	None
Daniel P. Hickey[1]	Vice President	None
Karina Istvan	Vice President	None
Sharon G. Marnien	Vice President	None
Thomas F. Murray	Vice President	None
Henry Orvin	Vice President	None
James Ryan	Vice President	None
Keith J. Ryan	Vice President and Chief Financial	None
Officer
Joel Schwartz	Vice President	None
Marjorie Snelling	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of March, 2008

DELAWARE GROUP EQUITY FUNDS V

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Patrick P. Coyne	*	Chairman/President/Chief Executive Officer	March 28, 2008
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	March 28, 2008
Thomas L. Bennett

John A. Fry	*	Trustee	March 28, 2008
John A. Fry

Anthony D. Knerr	*	Trustee	March 28, 2008
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	March 28, 2008
Lucinda S. Landreth

Ann R. Leven	*	Trustee	March 28, 2008
Ann R. Leven

Thomas F. Madison	*	Trustee	March 28, 2008
Thomas F. Madison

Janet L. Yeomans	*	Trustee	March 28, 2008
Janet L. Yeomans

J. Richard Zecher	*	Trustee	March 28, 2008
J. Richard Zecher

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	March 28, 2008
Richard Salus		(Principal Financial Officer)

 *By:                   /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group Equity Funds V)

Exhibit No.	Exhibit
EX-99.a.1.i	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust

EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (March 2008) between Delaware Management Company a series of Delaware Management Business Trust) and the Registrant

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (March 2008) between Delaware Distributors, L.P. and the Registrant

EX-99.g.1	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.g.2	Executed Securities Lending Authorization (July 20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii	Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement

EX-99.h.2	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.3	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (March 2008)

EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (November 2007)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 2007)

EX-99.p.3	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)

EX-99.q	Powers of Attorney (May 17, 2007)